LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND

February 1, 1999

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional Diversified Fund earned a solid 6.53% for the six months ended December 31, 1998. The Fund surpassed its peers, as measured by the Lipper Balanced Fund Average, which returned 4.17%. The fund's benchmark* returned 7.06%

The Fund's net asset value per share decreased from $14.18 at June 30, 1998. The fund made distributions during the year of approximately $0.23 per share from ordinary income, approximately $0.32 per shares from short-term capital gains, and approximately $0.60 per share from long=term capital gains. In addition, the fund's net assets increased from approximately $331.9 million on June 30, 1998, to approximately $362.5 million at the end of the period under review. The net assets of The Diversified Portfolio, in which the fund invests, totaled approximately $603.5 million on December 31, 1998.

The report that follows includes an interview with John M. Devlin, a member of the portfolio management team for The Diversified Portfolio. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the coming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliverira                  /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated


* Comprises 52% S&P 500 Index, 35% Salomon Brothers Broad Investment Grade Bond Index, 10% MSCI EAFE Index, and 3% Russell 2000 Index.


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . . 1     FUND FACTS AND HIGHLIGHTS . . . . 5

FUND PERFORMANCE  . . . . . . . . 2     FINANCIAL STATEMENTS  . . . . . . 8

PORTFOLIO MANAGER Q&A . . . . . . 3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes the Fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE

                                             TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURNS
                                             ---------------   -------------------------------------
                                             THREE     SIX      ONE     THREE    FIVE     SINCE
AS OF DECEMBER 31, 1998                      MONTHS   MONTHS    YEAR    YEARS    YEARS    INCEPTION*
------------------------------------------   ------   ------   ------   ------   -----    ----------
J.P. Morgan Institutional Diversified Fund   13.48%    6.53%   18.60%   17.03%   15.46%    15.05%
Diversified Benchmark**                      13.49%    7.06%   20.19%   18.48%   16.37%    15.85%
S&P 500 Index                                21.30%    9.23%   28.58%   28.23%   24.06%    23.33%
Lipper Balanced Fund Average                 11.32%    4.17%   13.48%   15.79%   13.84%    13.38%



* ALTHOUGH THE FUND'S INCEPTION WAS JULY 8, 1993, IT HAD NO PUBLIC SHAREHOLDERS UNTIL SEPTEMBER 10, 1993, THE FIRST DATE WHEN DATA FOR THE
FUND, BENCHMARK AND IT LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE. THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF INVESTMENT OPERATIONS ON SEPTEMBER 10, 1993, IS 14.69%

** COMPRISED OF 52% S&P 500 INDEX, 35% SALOMON BROTHERS INVESTMENT GRADE BOND INDEX, AND 3% RUSSELL 2000 INDEX. THE INDICIES ARE UNMANAGED PORTFOLIOS THAT MEASURE MARKET PERFORMANCE. THEY DO NOT INCLUDE FEES OR OPERATING EXPENSES, AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with JOHN M DEVLIN, JR., who has been a member of the portfolio management team for The Diversified Portfolio since December of 1993. John joined J.P. Morgan in 1986. At Morgan, he was on special assignment in the Frankfurt office and, prior to that, spent six years on the fixed-income trading desk as a mortgage and corporate specialist. Before joining Morgan, John was a pension fund manager and Treasury manager during his 12 years with U.S. Steel. He earned a degree in Finance from Georgetown in 1967, and an M.B.A. from Pace University in 1976. He was an adjunct professor of Finance at Pace University for 10 years. This interview took place on January 15, 1999, and reflects John's views on that date.

HOW DID THE MARKETS IN WHICH THE PORTFOLIO INVESTS PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1998?

JD: The period under review saw continued turmoil in the emerging markets, first in Southeast Asia, followed by Russia, and finally in Brazil. IN spite of theses challenges, U.S. large-cap stocks continued to move substantially higher. The S&P 500 Index rose 9.23% for the six months. Europe suffered more from the upheaval, returning 1.77% in U.S. dollar terms. Volatile Japan, with its lagging economy, declined 12.19%

U.S. fixed income, fueled by a flight to quality and budget surpluses, rose a solid 4.57% for the six months. Small-cap stocks had a tougher time of it, losing 7.13% for the period.

The fourth quarter propelled the stronger indices to record levels, only after the market corrections we witnessed in the third quarter were reversed as central banks in Europe and the U.S eased interest rates. The market ignored other fourth quarter shocks like the Iraqi bombing and the impeachment process, as well.

HOW DID THE FUND PERFORM DURING THE SIX MONTHS UNDER REVIEW?

JD: I am pleased to report that the fund continued to surpass its peers for the six months ended December 31, 1998. The fund returned 6.53% for the period, versus 4.17% for the Lipper Balanced Fund Average. For the full year, the fund was up 18.60%, far outpacing the 13.48% returned by the Lipper Average. The fund's performance has placed it in the top quartile among all its peers for the year and for the past five years.

This significant achievement is a direct result of bringing together all of the good things we do at Morgan. The fund;s superior performance is driven by the fundamental research of our equity analysts. Portfolio construction -- picking the right stocks -- adds to this performance. Add to this the fund's flexibility to diversify critically important during these volatile times, and resulted in consistently positive returns. As a matter of fact, the five year annualized return for the fund is 15.46%, versus the 13.84% returned by the Lipper Balanced Fund Average.

WHICH SECURITY SELECTION AND ASSET ALLOCATION DECISIONS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

JD: As I mentioned earlier, the research behind our large-cap equity position has consistently resulted in returns above those of the S&P 500. For the six months, our large-cap stocks returned 10.23%, 1.0% above the S&P 500 return of 9.23%. Our holdings in Tyco International, Cisco Systems, Hewlett-Packard, Time Warner, Chrysler, and American International Group all added significantly to our returns. Although the small-cap market suffered, our holding in DeKalb Genetics, Colt Telecom, and D.R. Horton added value.

Interest rates fell throughout the period, fueled by the flight to quality by investors and an accommodative Federal Reserve, which lowered rates three items in the six months. Long bond yields fell from 5.62% to 5.10% during the period. This development created opportunities and additional returns for the portfolio, as we were positioned further out on the yield curve. Spreads widened between corporate bonds and mortgage securities relative to the Treasury curve, resulting in some give-up to the overall fixed income returns. However, we continue to view these wider spreads as an opportunity.

WHICH SECURITY SELECTION AND ASSET ALLOCATION DECISIONS DETRACTED FROM THE PORTFOLIO'S PERFORMANCE?

JD: Large-cap stocks are at record levels, as 1998 marked the forth straight year that saw returns greater than 20%. In an effort to reduce risk in the portfolio, we underweighted by 4% our allocation to large caps, while overweighting by 1% our allocation to small caps. We also overweighted international equities by 1.5%. This decision detracted from our overall performance, but was in line with our fundamental process of investing in asset classes where we see relative value and underweighting those that we believe exhibit risk. Our underweight to large-cap stocks continues.

HOW WILL EMU AFFECT THE PORTFOLIO?

JD: While EMU occurred after the fund's reporting period, we have already adjusted our perspective to better position the fund for this event. More recently, and going forward, our portfolio construction within continental Europe will have more of a focus on identifying the most attractive stocks within and industry across the region, rather than within each individual country. With 11 of the 15 European Union countries having adopted the euro, market correlation has risen and in all likelihood it will continue to do so.

Thus, the ability to add value in continental Europe through country allocation has declined and we expect our fundamental research driven process to become even more important going forward.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

JD: Over the near term, particularly in the first quarter of 1999, we anticipate a continuation of the market events that we saw in 1998. Although valuations in U.S. and European equity markets are stretched, there is plenty of liquidity from mutual fund flows and 401(k) programs that will be seeking a home. Additionally, the uncertainty associated with the impact of the Euro, the year 2000 computer problem, and possible further financial troubles in Brazil and Japan support the likelihood that investors will shun riskier asset classes in favor of the large, liquid names that have found favor for the past several years.

We believe that in the tug of war between valuation and liquidity, equity markets will remain buoyant. We remain concerned about slowing economic growth globally, as well as pressure on corporate earnings. The U.S. economy, which we expect to slow from its 1998 pace, may yet remain the strongest of all economies in 1999.

FUND FACTS

INVESTMENT OBJECTIVES

J.P. Morgan Institutional Diversified Fund seeks to provide a high total return from a diversified portfolio of equity and fixed-income securities. It is designed for investors who wish to invest for long-term objectives. such as retirement, and who seek over time to attain real appreciation in their investments, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities.

---------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
9/10/93
---------------------------------------------------------------
FUND NET ASSETS AS OF 12/31/98
$362,517,852
---------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 12/31/98
$603,535,794
---------------------------------------------------------------
DIVIDEND PAYABLE DATES
QUARTERLY
---------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/17/99

EXPENSE RATIO

The fund's current annualized expense ratio of 0.65% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safe keeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF DECEMBER 31, 1998


DIVERSIFIED STRATEGY

[CHART]

U.S. LARGE-CAP EQUITIES            52.0%

FIXED INCOME                       35.0%

INTERNATIONAL EQUITIES             10.0%

U.S. SMALL-CAP EQUITIES             3.0%

ASSET ALLOCATION AS OF 6/30/98
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

U.S. LARGE-CAP EQUITIES            50.0%

FIXED INCOME                       31.7%

INTERNATIONAL EQUITIES             11.1%

U.S. SMALL-CAP EQUITIES             3.9%

SHORT-TERM & OTHER INVESTMENTS      3.3%

TOP 10 HOLDINGS

(EXCLUDING SHORT-TERM INVESTMENTS)           % OF TOTAL INVESTMENTS
-------------------------------------------------------------------
FNMA TBA, 6.00% DUE 12/01/99                         1.9%

INTEL CORP.                                          1.6%

U.S. TREASURY NOTE, 6.13% DUE 8/15/07                1.5%

INTERNATIONAL BUSINESS MACHINES, INC.                1.5%

U.S. TREASURY NOTE, 6.25% DUE 2/28/02                1.5%

CISCO SYSTEMS, INC.                                  1.3%

MCI WORLDCOM, INC.                                   1.3%

FNMA REMIC, 6.50% DUE 1/25/23                        1.3%

BRISTOL-MYERS SQUIBB CO.                             1.3%

MICROSOFT CORP.                                      1.2%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). The portfolio invests in foreign securities, which are subject to special risks. Prospective investors should refer to the prospectus for a discussion of these risks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                    THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Diversified Portfolio
  ("Portfolio"), at value                          $362,434,585
Receivable for Expense Reimbursements                   136,147
Receivable for Shares of Beneficial Interest Sold        39,319
Prepaid Trustees' Fees                                    2,459
Prepaid Expenses and Other Assets                         2,179
                                                   ------------
    Total Assets                                    362,614,689
                                                   ------------
LIABILITIES
Shareholder Servicing Fee Payable                        29,220
Administrative Services Fee Payable                       7,925
Payable for Shares of Beneficial Interest
  Redeemed                                                6,359
Administration Fee Payable                                  553
Fund Services Fee Payable                                   283
Accrued Expenses                                         52,497
                                                   ------------
    Total Liabilities                                    96,837
                                                   ------------
NET ASSETS
Applicable to 26,055,424 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $362,517,852
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $13.91
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $293,924,421
Distributions in Excess of Net Investment Income       (790,265)
Accumulated Net Realized Gain on Investment           3,111,583
Net Unrealized Appreciation of Investment            66,272,113
                                                   ------------
    Net Assets                                     $362,517,852
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income (Net of Foreign
  Withholding Tax of $108)                                    $ 3,851,517
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $27,409)                                   1,530,772
Allocated Portfolio Expenses (Net of
  Reimbursement of $71,477)                                    (1,079,695)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 4,302,594
FUND EXPENSES
Shareholder Servicing Fee                          $166,108
Administrative Services Fee                          46,645
Registration Fees                                    15,085
Transfer Agent Fees                                   8,604
Printing Expenses                                     7,739
Professional Fees                                     7,427
Fund Services Fee                                     4,410
Administration Fee                                    3,210
Trustees' Fees and Expenses                           2,164
Amortization of Organization Expenses                   199
Miscellaneous                                         8,068
                                                   --------
    Total Fund Expenses                             269,659
Less: Reimbursement of Expenses                    (269,659)
                                                   --------
NET FUND EXPENSES                                                      --
                                                              -----------
NET INVESTMENT INCOME                                           4,302,594
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                    12,168,807
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           5,277,443
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $21,748,844
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   DECEMBER 31, 1998     YEAR ENDED
                                                      (UNAUDITED)      JUNE 30, 1998
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,302,594    $    9,001,247
Net Realized Gain on Investment Allocated from
  Portfolio                                              12,168,807        18,283,536
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                     5,277,443        21,984,318
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         21,748,844        49,269,101
                                                   -----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (5,428,513)      (12,389,229)
Net Realized Gain                                       (21,636,221)      (17,150,714)
                                                   -----------------   --------------
    Total Distributions to Shareholders                 (27,064,734)      (29,539,943)
                                                   -----------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         30,471,913        70,889,299
Reinvestment of Dividends and Distributions              24,763,949        26,853,323
Cost of Shares of Beneficial Interest Redeemed          (19,348,478)      (22,973,963)
                                                   -----------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                35,887,384        74,768,659
                                                   -----------------   --------------
    Total Increase in Net Assets                         30,571,494        94,497,817
NET ASSETS
Beginning of Period                                     331,946,358       237,448,541
                                                   -----------------   --------------
End of Period (including undistributed net
  investment income of $0 and $335,654,
  respectively)                                    $    362,517,852    $  331,946,358
                                                   -----------------   --------------
                                                   -----------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                        FOR THE
                                                   SIX MONTHS ENDED       FOR THE FISCAL YEAR ENDED JUNE 30,
                                                   DECEMBER 31, 1998   -----------------------------------------
                                                      (UNAUDITED)        1998       1997       1996       1995
                                                   -----------------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $          14.18    $  13.39   $  12.02   $  11.26   $   9.90
                                                   -----------------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.19        0.39       0.37       0.40       0.31
Net Realized and Unrealized Gain (Loss) on
  Investment and Foreign Currency                              0.69        1.89       1.96       1.42       1.37
                                                   -----------------   --------   --------   --------   --------
Total from Investment Operations                               0.88        2.28       2.33       1.82       1.68
                                                   -----------------   --------   --------   --------   --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.23)      (0.59)     (0.36)     (0.42)     (0.26)
Net Realized Gain                                             (0.92)      (0.90)     (0.60)     (0.64)     (0.06)
                                                   -----------------   --------   --------   --------   --------
Total Distributions to Shareholders                           (1.15)      (1.49)     (0.96)     (1.06)     (0.32)
                                                   -----------------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF  PERIOD                                   $          13.91    $  14.18   $  13.39   $  12.02   $  11.26
                                                   -----------------   --------   --------   --------   --------
                                                   -----------------   --------   --------   --------   --------
RATIOS AND
  SUPPLEMENTAL DATA
Total Return                                                   6.53%(a)    18.42%    20.72%     16.91%     17.36%
Net Assets, End of Period (in thousands)           $        362,518    $331,946   $237,449   $193,219   $164,855
Ratios to Average Net Assets
  Net Expenses                                                 0.65%(b)     0.65%     0.65%      0.65%      0.65%
  Net Investment Income                                        2.59%(b)     3.12%     3.34%      3.34%      3.70%
  Expenses without Reimbursement                               0.86%(b)     0.88%     0.98%      0.98%      1.18%

                                                     FOR THE PERIOD
                                                      JULY 8, 1993
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      JUNE 30, 1994
                                                   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $            10.00
                                                   -------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.18
Net Realized and Unrealized Gain (Loss) on
  Investment and Foreign Currency                               (0.23)
                                                   -------------------
Total from Investment Operations                                (0.05)
                                                   -------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                           (0.05)
Net Realized Gain                                                  --
                                                   -------------------
Total Distributions to Shareholders                             (0.05)
                                                   -------------------
NET ASSET VALUE,
  END OF  PERIOD                                   $             9.90
                                                   -------------------
                                                   -------------------
RATIOS AND
  SUPPLEMENTAL DATA
Total Return                                                    (0.56%)(a)
Net Assets, End of Period (in thousands)           $           59,222
Ratios to Average Net Assets
  Net Expenses                                                   0.65%(b)
  Net Investment Income                                          2.92%(b)
  Expenses without Reimbursement                                 1.62%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Diversified Fund (the "fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund commenced operations on July 8, 1993.

The fund invests all of its investable assets in The Diversified Portfolio (the "portfolio"), a no-load diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (60% at December 31, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared and paid as dividends quarterly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $48,095 which were deferred and were amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended December 31, 1998, the fee for these services amounted to $3,210.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended December 31, 1998, the fee for these services amounted to $46,645.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.65% of the average daily net assets of the fund. This reimbursement agreement can be changed or terminated at any time at the option of J.P. Morgan. For the six months ended December 31, 1998, J.P. Morgan has agreed to reimburse the fund $269,659 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the six months ended December 31, 1998, the fee for these services amounted to $166,108.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The

J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
      trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $4,410 for the six months ended December 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $900.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   DECEMBER 31, 1998     YEAR ENDED
                                                      (UNAUDITED)      JUNE 30, 1998
                                                   -----------------   --------------
Shares sold......................................         2,208,368         5,285,653
Reinvestment of dividends and distributions......         1,834,789         2,066,713
Shares redeemed..................................        (1,389,201)       (1,681,997)
                                                   -----------------   --------------
Net Increase.....................................         2,653,956         5,670,369
                                                   -----------------   --------------
                                                   -----------------   --------------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentatge of shares outstanding. Investment activities of these shareholders could have a material impact on the fund and portfolio.

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement as of December 31, 1998.

J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the Trust unless otherwise specified. The meeting was held for the following purposes:

1. To elect a slate of five trustees to hold office for a term of unlimited duration subject to the current retirement age of 70.

2a.To approve the amendment of the fund's investment restriction relating to diversification of assets.

2b.To approve the amendment of the fund's investment restriction relating to concentration of assets in a particular industry.

2c.To approve the amendment of the fund's investment restriction relating to the issuance of senior securities.

2d.To standardize the borrowing ability of the fund to the extent permitted by applicable law.

2e.To approve the amendment of the fund's investment restriction relating to underwriting.

2f.To approve the amendment of the fund's investment restriction relating to investment in real estate.

2g.To approve the amendment of the fund's investment restriction relating to commodities.

2h.To approve the amendment of the fund's investment restriction relating to lending.

2i.To approve the reclassification of the fund's other fundamental restrictions as nonfundamental.

3. To approve the reclassification of the fund's investment objective from fundamental to nonfundamental.

4. To approve a new investment advisory agreement of the fund.

5. To amend the Declaration of Trust to provide dollar-based voting rights.

6. To ratify the selection of independent accountants, PricewaterhouseCoopers
   LLP.

The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                     VOTES FOR     VOTES AGAINST   ABSTENTIONS
-------------------------------------------------  -------------   -------------   -----------
1. Frederick S. Addy.............................  2,592,561,591       8,840,251       --
  William G. Burns...............................  2,592,561,591       8,840,251       --
  Arthur C. Eschenlauer..........................  2,592,561,591       8,840,251       --
  Matthew Healey.................................  2,592,561,591       8,840,251       --
  Michael P. Mallardi............................  2,592,561,591       8,840,251       --
2. Amending of Investment Restrictions:
  a. Relating to diversification of assets.......     13,307,415       1,273,837       --
  b. Relating to concentration of assets.........     13,307,415       1,273,837       --
  c. Relating to issuance of senior securities...     13,307,415       1,273,837       --
  d. Relating to borrowing.......................     13,307,415       1,273,837       --
  e. Relating to underwriting....................     13,307,415       1,273,837       --
  f. Relating to investment in real estate.......     13,307,415       1,273,837       --
  g. Relating to commodities.....................     13,307,415       1,273,837       --
  h. Relating to lending.........................     13,307,415       1,273,837       --
  i.Reclassification of other restrictions as
    nonfundamental...............................     13,307,415       1,273,837       --
3. Reclassification of investment objectives.....     14,581,251        --             --
4. Investment advisory agreement.................     14,581,608        --             --
5. Dollar-based voting rights....................  2,411,567,264       7,638,329   179,591,823
6.Independent accountants,
    PricewaterhouseCoopers LLP...................  2,402,592,025      19,567,729   179,242,087

The Diversified Portfolio

Semi-Annual Report December 31, 1998

(unaudited)

(The following pages should be read in conjunction with J.P. Morgan Institutional Diversified Fund
Semi-Annual Financial Statements)

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
EQUITIES (65.3%)
COMMON STOCK (64.9%)
FOREIGN COMMON STOCK (12.4%)
AUSTRALIA (0.2%)
AMP Ltd. (Insurance)(s)+.........................         8,287   $     105,089
Australia & New Zealand Banking Group Ltd.
  (Banking)(s)...................................        14,800          96,950
Brambles Industries Ltd. (Commercial
  Services)(s)...................................         4,720         115,079
Broken Hill Proprietary Company Ltd. (Metals &
  Mining)(s).....................................        13,700         100,996
Foster's Brewing Group Ltd. (Food, Beverages &
  Tobacco)(s)....................................        43,400         117,660
Lend Lease Corp. Ltd. (Financial Services)(s)....        11,000         148,433
National Australia Bank Ltd. (Banking)(s)........        15,600         235,383
Pioneer International Ltd. (Building
  Materials)(s)..................................        48,811         103,289
Telstra Corp. Ltd. (Telecommunication
  Services)(s)+..................................        32,100         150,226
WMC Ltd. (Metals & Mining)(s)....................        31,800          95,964
Woolworths Ltd. (Retail)(s)......................        26,600          90,648
                                                                  -------------
                                                                      1,359,717
                                                                  -------------

AUSTRIA (0.1%)
Bank Austria AG (Banking)(s).....................        10,320         525,069
                                                                  -------------
BELGIUM (0.0%)
Delhaize-Le Lion SA (Retail)(s)..................         2,530         223,889
                                                                  -------------

DENMARK (0.1%)
Danisco A/S (Food, Beverages & Tobacco)(s).......         7,400         401,141
GN Store Nord A/S (Telecommunications-
  Equipment)(s)..................................         6,600         233,331
                                                                  -------------
                                                                        634,472
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

FINLAND (0.1%)
MeritaNordbanken Oyj (Banking)(s)................        65,100   $     414,004
Nokia Oyj, A Shares (Telecommunications-
  Equipment)(s)..................................         1,900         232,655
                                                                  -------------
                                                                        646,659
                                                                  -------------

FRANCE (1.2%)
AXA (Insurance)(s)...............................         2,300         333,512
Canal Plus (Broadcasting & Publishing)(s)........           820         223,863
Carrefour SA (Retail)(s).........................           463         349,695
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................         1,862         263,000
Compagnie Financiere de Paribas (Financial
  Services)(s)...................................         8,370         727,766
Elf Aquitaine SA (Oil-Services)(s)...............         6,610         764,421
Groupe Danone (Food, Beverages & Tobacco)(s).....         1,300         372,359
Lagardere S.C.A. (Multi - Industry)(s)...........        10,079         428,528
Rhodia SA (Chemicals)(s)+........................        16,175         246,128
Rhone-Poulenc SA (Chemicals)(s)..................         5,700         293,469
Sanofi SA (Pharmaceuticals)(s)...................         2,500         411,743
Societe Generale, Class A (Banking)(s)...........         1,265         204,945
STMicroelectronics NV (Electronics)(s)+..........         8,014         631,249
Total SA, B Shares (Oil-Services)(s).............         7,666         776,754
Vivendi (Utilities)(s)...........................         5,032       1,306,192
                                                                  -------------
                                                                      7,333,624
                                                                  -------------

GERMANY (1.2%)
Allianz AG (Insurance)(s)........................           690         253,127
BASF AG (Chemicals)(s)...........................        12,700         484,964
HypoVereinsbank AG (Banking)(s)..................         9,313         729,708
Bilfinger & Berger Bau AG (Construction &
  Housing)(s)....................................         7,700         196,485
Deutsche Bank AG (Banking)(s)....................         2,791         164,307
Deutsche Lufthansa AG (Airlines)(s)..............         7,600         167,923

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GERMANY (CONTINUED)
Hochtief AG (Construction & Housing)(s)..........         3,200   $     124,885
Karstadt AG (Retail)(s)..........................         1,000         522,358
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................         3,128       1,515,616
RWE AG (Utilities)(s)............................        16,500         903,994
SAP AG (Computer Software)(s)....................           530         229,117
SGL Carbon AG (Chemicals)(s).....................         2,700         162,111
Siemens AG (Electrical Equipment)(s).............         8,440         544,753
SKW Trostberg AG (Chemicals)(s)..................         3,900          99,518
VEBA AG (Utilities)(s)...........................        12,130         726,114
Volkswagen AG (Automotive)(s)....................         4,147         331,157
                                                                  -------------
                                                                      7,156,137
                                                                  -------------

HONG KONG (0.0%)
CLP Holdings Ltd. (Electric)(s)..................        12,500          62,282
Hutchison Whampoa Ltd. (Multi - Industry)(s).....        10,000          70,672
Sun Hung Kai Properties Ltd. (Real Estate)(s)....        11,000          80,224
                                                                  -------------
                                                                        213,178
                                                                  -------------

IRELAND (0.1%)
CRH PLC (Building Materials)(s)..................         9,800         169,496
Greencore Group PLC (Food, Beverages &
  Tobacco)(s)....................................        28,100         129,880
Irish Life PLC (Insurance)(s)....................        14,700         138,519
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(s)......................................        60,200         108,607
                                                                  -------------
                                                                        546,502
                                                                  -------------

ITALY (0.6%)
Assicurazioni Generali SPA (Insurance)(s)........        11,400         477,047
Banca Fideuram SPA (Financial Services)(s).......        90,511         648,000
ENI SPA (Oil-Services)(s)........................        75,200         492,549
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ITALY (CONTINUED)

Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................       263,081   $   1,659,321
Unicredito Italiano SPA (Financial
  Services)(s)...................................        76,979         457,282
                                                                  -------------
                                                                      3,734,199
                                                                  -------------

JAPAN (2.0%)
Asahi Bank Ltd. (Banking)(s).....................        96,000         352,351
Bridgestone Corp. (Chemicals)(s).................         9,000         204,660
Canon, Inc. (Electronics)(s).....................         7,000         149,871
DDI Corp. (Telecommunications)(s)................            92         342,564
Ebara Corp. (Machinery)(s).......................        27,000         232,906
Fanuc Ltd. (Machinery)(s)........................         6,900         236,736
Fujitsu Ltd. (Computer Systems)(s)...............        33,000         440,306
Honda Motor Co. Ltd. (Automotive)(s).............        14,000         460,475
Ishihara Sangyo Kaisha Ltd. (Chemicals)(s)+......        15,000          24,602
Ito - Yokado Co. Ltd. (Retail)(s)................         5,000         350,188
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco)(s)....................................            35         350,631
Kawasaki Steel Corp. (Metals & Mining)(s)........       150,000         224,741
Kyocera Corp. (Electronics)(s)...................         4,200         222,294
Minebea Co. Ltd. (Capital Goods)(s)..............        21,000         240,912
Mitsubishi Chemical Corp. (Chemicals)(s).........       141,000         297,509
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................        56,000         322,705
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......        17,000         152,673
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....        96,000         109,791
Nichiei Co. Ltd. (Financial Services)(s).........         4,100         327,138
Nippon Telegraph & Telephone Corp.
  (Telecommunications)(s)........................           106         819,457
Nippon Yusen Kabushiki Kaisha (Transport &
  Services)(s)...................................        72,000         227,879

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)
Nishimatsu Construction Co. Ltd. (Construction &
  Housing)(s)....................................        56,000   $     327,669
Nomura Securities Co. Ltd. (Financial
  Services)(s)...................................        23,000         200,848
Osaka Gas Co. Ltd. (Natural Gas)(s)..............        38,000         131,050
Pioneer Electronic Corp. (Electronics)(s)........         7,000         117,601
Ricoh Co. Ltd. (Electrical Equipment)(s).........        22,000         203,233
Rohm Co. Ltd. (Electrical Equipment)(s)..........         4,000         364,905
San-In Godo Bank Ltd. (Banking)(s)...............         6,000          40,001
Sekisui Chemical Co. Ltd. (Chemicals)(s).........        28,000         188,658
Shohkoh Fund & Co. Ltd. (Financial
  Services)(s)...................................           100          32,270
Sony Corp. (Electronics)(s)......................         5,500         401,298
Sony Music Entertainment, Inc. (Entertainment,
  Leisure & Media)(s)............................         9,600         442,567
Sumitomo Trust & Banking Co. Ltd. (Banking)(s)...        60,000         159,579
Suzuki Motor Corp. (Automotive)(s)...............        17,000         201,956
Taiheiyo Cement Corp. (Building Materials)(s)....        36,000          90,322
Takashimaya Co. Ltd. (Retail)(s).................        19,000         160,191
Takeda Chemical Industries Ltd. (Chemicals)(s)...        18,000         694,170
Takefuji Corp. (Financial Services)(s)...........         3,800         277,934
The Kagawa Bank Ltd. (Banking)(s)................         3,000          17,022
Toho Bank Ltd. (Banking)(s)......................        17,000          70,534
Tokyo Electric Power Co., Inc. (Electric)(s).....        10,900         269,609
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................        21,400         107,383
Tostem Corp. (Construction & Housing)(s).........        19,000         377,316
Toyota Motor Corp. Ltd. (Automotive)(s)..........        21,000         571,560
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)

West Japan Railway Co. (Railroads)(s)............            93   $     412,246
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(s)...........................        11,000         354,975
                                                                  -------------
                                                                     12,305,286
                                                                  -------------

NETHERLANDS (2.1%)
Heineken NV (Food, Beverages & Tobacco)(s).......         7,660         461,232
ING Groep NV (Financial Services)(s).............         5,407         329,894
KPN NV (Telecommunication Services)(s)...........         6,860         343,609
Laurus NV (Retail)(s)............................        20,250         511,465
Philips Electronics NV (Electronics)(s)..........        11,596         778,559
Royal Dutch Petroleum Co. (Oil-Services)(s)......         7,740         385,625
Royal Dutch Petroleum Co. (ADR) (Oil-Services)...       124,200       5,946,075
TNT Post Group NV (Transport & Services)(s)......        10,968         353,586
Unilever NV (ADR) (Food, Beverages & Tobacco)....        29,600       2,454,950
Vedior NV (Business & Public Services)(s)........         8,007         157,864
Vendex NV (Retail)(s)............................        14,013         340,493
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................         1,515         324,366
                                                                  -------------
                                                                     12,387,718
                                                                  -------------

NEW ZEALAND (0.1%)
Fletcher Challenge Building Division Ltd.
  (Building Materials)(s)........................        32,300          49,994
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)(s)...........................        93,100          62,460
Lion Nathan Ltd. (Food, Beverages &
  Tobacco)(s)....................................        28,000          71,442
Telecom Corp. of  New Zealand Ltd.
  (Telecommunications)(s)........................        42,200         183,913
                                                                  -------------
                                                                        367,809
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
NORWAY (0.0%)
Nycomed Amersham PLC (Medical Supplies)(s).......        33,040   $     229,843
                                                                  -------------

PORTUGAL (0.1%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........        14,800         280,610
                                                                  -------------
SPAIN (0.4%)
Acerinox SA (Metals & Mining)(s).................         8,350         194,767
Actividades de Construccion y Servicios SA
  (Construction & Housing)(s)....................         9,726         384,396
Iberdrola SA (Electric)(s).......................        42,800         801,983
Telefonica SA (Telecommunications)(s)+...........        15,200         676,908
Vallehermoso SA (Real Estate)(s).................        13,563         194,316
                                                                  -------------
                                                                      2,252,370
                                                                  -------------

SWEDEN (0.5%)
ABB AB, A Shares (Machinery)(s)..................        34,700         370,308
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....        22,700         814,961
Ericsson LM, B Shares (Telecommunications-
  Equipment)(s)..................................        26,200         623,845
Gambro AB, B Shares (Pharmaceuticals)(s).........        14,925         162,037
Skandia Forsakrings AB (Insurance)(s)............        14,990         229,320
Stora Enso Oyj, A Shares (Forest Products &
  Paper)(s)+.....................................        22,873         197,533
Stora Enso Oyj, R Shares (Forest Products &
  Paper)(s)+.....................................        42,440         371,751
Volvo AB, B Shares (Automotive)(s)...............         8,700         199,641
                                                                  -------------
                                                                      2,969,396
                                                                  -------------

SWITZERLAND (1.1%)
Nestle SA (Food, Beverages & Tobacco)(s).........           745       1,621,827
Novartis AG (Pharmaceuticals)(s).................           582       1,144,100
Roche Holding AG (Pharmaceuticals)(s)............           115       1,403,295
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SWITZERLAND (CONTINUED)

Swisscom AG (Telecommunication Services)(s)+.....         1,700   $     711,695
UBS AG (Banking)(s)..............................         2,480         761,976
Zurich Allied AG (Insurance)(s)..................         1,600       1,184,726
                                                                  -------------
                                                                      6,827,619
                                                                  -------------

UNITED KINGDOM (2.5%)
Allied Zurich PLC (Insurance)(s)+................        11,650         175,322
Barclays PLC (Banking)(s)........................        11,000         238,838
Bass PLC (Food, Beverages & Tobacco)(s)..........        18,142         262,908
Billiton PLC (Metals & Mining)(s)................       137,100         273,728
British Airways PLC (Airlines)(s)................        32,500         223,864
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................        11,650         102,731
British Petroleum Co. PLC (Oil-Services)(s)......        52,141         777,299
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)(s)...............................        18,000         136,565
British Telecommunications PLC
  (Telecommunications)(s)........................        47,400         712,931
Cable & Wireless PLC (Telecommunications)(s).....        57,500         704,120
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................        19,500         334,174
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................        35,200         402,347
Diageo PLC (Food, Beverages & Tobacco)(s)........        39,412         437,704
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........        32,400       1,116,955
Glynwed International PLC (Metals & Mining)(s)...        74,000         205,612
Great Universal Stores PLC (Retail)(s)...........        30,900         326,462
Hays PLC (Commercial Services)(s)................        19,000         167,545
HSBC Holdings PLC (75p) (Banking)(s).............        13,500         372,408
Kingfisher PLC (Retail)(s).......................        34,900         378,594

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
Lloyds TSB Group PLC (Banking)(s)................        99,800   $   1,423,024
LucasVarity PLC (Automotive Supplies)(s).........        73,100         244,464
MEPC PLC (Real Estate)(s)........................        25,643         170,659
MFI Furniture Group PLC (Household
  Products)(s)...................................       110,117          64,124
National Power PLC (Electric)(s).................        59,584         514,515
Northern Rock PLC (Financial Services)(s)........         9,000          84,005
Nycomed Amersham PLC (Medical Supplies)(s).......        13,045          90,073
Ocean Group PLC (Transport & Services)(s)........         9,900         124,525
Pearson PLC (Broadcasting & Publishing)(s).......        12,800         254,891
Pilkington PLC (Building Materials)(s)...........       163,200         162,919
Prudential Corp. PLC (Insurance)(s)..............        33,000         504,125
Racal Electronic PLC (Telecommunications-
  Equipment)(s)..................................        41,000         237,391
Reed International PLC (Broadcasting &
  Publishing)(s).................................        10,000          79,530
RMC Group PLC (Building Materials)(s)............        11,000         150,624
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................        49,000         399,478
Royal Bank of Scotland Group PLC (Banking)(s)....        22,200         363,454
Sainsbury (J.) PLC (Retail)(s)...................        34,200         277,112
Shell Transport & Trading Co. PLC
  (Oil-Services)(s)..............................        16,800         103,422
Smith & Nephew PLC (Medical Supplies)(s).........         4,000          12,179
SmithKline Beecham PLC (Pharmaceuticals)(s)......        48,600         683,273
Tomkins PLC (Multi-Industry)(s)..................        66,000         314,059
Unilever PLC (Food, Beverages & Tobacco)(s)......        25,900         291,736
Vickers PLC (Capital Goods)(s)...................        37,466         111,581
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)

Vodafone Group PLC (Telecommunications)(s).......        33,200   $     540,229
Zeneca Group PLC (Pharmaceuticals)(s)............        12,100         527,860
                                                                  -------------
                                                                     15,079,359
                                                                  -------------
  TOTAL FOREIGN COMMON STOCK (COST
   $64,813,804)..................................                    75,073,456
                                                                  -------------

UNITED STATES (52.5%)
BASIC INDUSTRIES (1.8%)
AGRICULTURE (0.1%)
Pioneer Hi-Bred International, Inc...............        12,400         334,800
                                                                  -------------

CHEMICALS (0.8%)
Crompton & Knowles Corp..........................         3,500          72,406
Cytec Industries, Inc.+..........................         1,700          36,125
Dow Chemical Co..................................        17,500       1,591,406
E.I. du Pont de Nemours & Co.....................        21,100       1,119,619
General Chemical Group, Inc......................         3,000          41,625
Geon Co..........................................         8,100         186,300
Georgia Gulf Corp................................         1,500          24,094
IMC Global, Inc..................................         1,900          40,612
Lyondell Chemical Co.............................         8,400         151,200
Minerals Technologies, Inc.......................           900          36,844
Praxair, Inc.....................................        11,400         401,850
Rohm & Haas Co...................................        16,400         494,050
Solutia, Inc.....................................        10,600         237,175
Union Carbide Corp...............................         6,300         267,750
Wellman, Inc.....................................           100           1,019
                                                                  -------------
                                                                      4,702,075
                                                                  -------------

FOREST PRODUCTS & PAPER (0.4%)
Boise Cascade Corp...............................         4,100         127,100
Bowater, Inc.....................................         3,600         149,175
Caraustar Industries, Inc........................        10,800         307,800
Champion International Corp......................         4,800         194,400
Fort James Corp..................................         3,400         136,000
Georgia-Pacific Group............................         7,200         421,650
Louisiana-Pacific Corp...........................         7,400         135,512
Temple-Inland, Inc...............................         4,300         255,044

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FOREST PRODUCTS & PAPER (CONTINUED)
Union Camp Corp..................................         5,900   $     398,250
Universal Forest Products, Inc...................         8,900         178,278
                                                                  -------------
                                                                      2,303,209
                                                                  -------------

METALS & MINING (0.5%)
Alcan Aluminum Ltd...............................        31,300         847,056
Allegheny Teledyne, Inc..........................        23,800         486,412
Aluminum Company of America (ALCOA)+.............         1,000          74,562
Commercial Metals Co.............................        10,600         294,150
Freeport-McMoRan Copper & Gold, Inc., Class A....         4,800          46,500
Mueller Industries, Inc.+........................        16,600         337,187
Reynolds Metals Co...............................         9,900         521,606
Schnitzer Steel Industries, Inc., Class A........         4,300          62,484
Steel Technologies, Inc..........................         3,000          20,625
USEC, Inc........................................        12,300         170,662
                                                                  -------------
                                                                      2,861,244
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    10,201,328
                                                                  -------------
CONSUMER GOODS & SERVICES (11.0%)
APPARELS & TEXTILES (0.1%)
Columbia Sportwear Co.+..........................         2,200          36,987
Fruit of the Loom, Inc., Class A+................         6,000          82,875
Interface, Inc...................................         3,400          31,556
Reebok International Ltd.+.......................         4,500          66,937
Unifi, Inc.......................................         5,300         103,681
                                                                  -------------
                                                                        322,036
                                                                  -------------

AUTOMOTIVE (0.7%)
Amcast Industrial Corp...........................         4,100          78,412
Cooper Tire & Rubber Co..........................         6,500         132,844
Dana Corp........................................        18,901         772,589
Ford Motor Co....................................        15,100         886,181
General Motors Corp..............................         2,700         193,219
General Motors Corp., Class H....................         4,500         178,594
Genuine Parts Co.................................        13,300         444,719
Goodyear Tire and Rubber Co......................        17,600         887,700
Lear Corp.+......................................         8,700         334,950
Sonic Automotive, Inc.+..........................         4,900         168,744
                                                                  -------------
                                                                      4,077,952
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

BROADCASTING & PUBLISHING (1.5%)
Banta Corp.......................................         2,900   $      79,387
Comcast Corp., Class A...........................        36,900       2,166,722
Emmis Broadcasting Corp., Class A+...............         2,100          91,087
Gannett Co., Inc.................................        12,200         786,900
HA-LO Industries, Inc.+..........................         4,700         176,837
Journal Register Co.+............................         1,200          18,000
Knight Ridder, Inc...............................         6,400         327,200
New York Times Co................................        23,100         801,281
R.R. Donnelley & Sons Co.........................        13,200         578,325
Tele-Communications TCI Ventures Group, Series
  A+.............................................        62,200       1,471,419
Tele-Communications, Inc., Series A+.............        22,000       1,217,563
Times Mirror Co., New Shares.....................         3,600         201,600
Tribune Co., New Shares..........................        10,000         660,000
Washington Post Co., Class B.....................         1,100         635,731
                                                                  -------------
                                                                      9,212,052
                                                                  -------------

EDUCATION (0.0%)
ITT Educational Services, Inc.+..................         4,600         156,400
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (0.9%)
Cinar Films, Inc., Class B+......................         3,800          95,712
Circus Circus Enterprises, Inc.+.................         7,800          89,212
Education Management Corp.+......................         6,400         150,600
Hasbro, Inc......................................        16,000         578,000
Imax Corp.+......................................         4,600         145,762
International Game Technology....................        18,500         449,781
Mattel, Inc......................................        37,400         853,187
MGM Grand, Inc.+.................................         3,701         100,390
Mirage Resorts, Inc.+............................        29,600         442,150
Seagram Company Ltd.(i)..........................        57,200       2,173,600
Steiner Leisure Ltd.+(i).........................         3,475         111,091
Ticketmaster Online-CitySearch, Inc., Class B+...           300          17,100
Time Warner, Inc.................................         7,000         434,437
                                                                  -------------
                                                                      5,641,022
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (2.9%)
American Italian Pasta Co., Class A+.............         2,800          73,850
Anheuser Busch Companies, Inc....................         4,400         288,750
Beringer Wine Estates Holdings, Inc., Class B+...         1,900          84,609

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
Bestfoods........................................         3,900   $     207,675
Campbell Soup Co.................................        21,300       1,171,500
Coca-Cola Co.....................................        52,000       3,477,500
Coors (Adolph) Co., Class B......................         1,000          56,469
General Mills, Inc...............................         6,400         497,600
Hershey Foods Corp...............................         6,500         404,219
Nabisco Holdings Corp., Class A..................         2,000          83,000
PepsiCo, Inc.....................................        68,400       2,800,125
Philip Morris Companies, Inc.....................       116,300       6,222,050
Ralston-Ralston Purina Group.....................        21,600         699,300
Sara Lee Corp....................................        38,700       1,090,856
                                                                  -------------
                                                                     17,157,503
                                                                  -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.2%)
Bush Industries, Inc., Class A...................         5,300          65,919
Furniture Brands International, Inc.+............         4,300         117,175
Leggett & Platt, Inc.............................        22,500         495,000
Select Comfort Corp.+............................           400          10,675
Stanley Furniture Co., Inc.+.....................         4,900          90,650
Whirlpool Corp...................................         8,700         481,762
                                                                  -------------
                                                                      1,261,181
                                                                  -------------

HOUSEHOLD PRODUCTS (1.0%)
Bush Boake Allen, Inc.+..........................         4,900         172,725
Colgate-Palmolive Co.............................         1,100         102,162
Procter & Gamble Co..............................        61,800       5,643,113
                                                                  -------------
                                                                      5,918,000
                                                                  -------------

PERSONAL CARE (0.1%)
Gillette Co......................................        16,700         806,819
                                                                  -------------

RESTAURANTS & HOTELS (0.3%)
CEC Entertainment, Inc.+.........................         2,500          69,375
Extended Stay America, Inc.+.....................         9,900         103,950
Hilton Hotels Corp...............................        16,800         321,300
McDonald's Corp..................................        13,900       1,065,088
P.F. Chang's China Bistro, Inc.+.................           800          17,950
Papa John's International, Inc.+.................         1,700          74,906
                                                                  -------------
                                                                      1,652,569
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

RETAIL (3.3%)
American Stores Co...............................        45,100   $   1,665,881
AutoZone, Inc.+..................................        14,000         461,125
Circuit City Stores, Inc.........................         9,100         454,431
CompUSA, Inc.+...................................        12,200         159,362
Corporate Express, Inc.+.........................         8,800          45,375
Costco Companies, Inc.+..........................        19,000       1,374,531
Dayton Hudson Corp...............................        41,000       2,224,250
Dillard's, Inc., Class A.........................         9,800         278,075
Federated Department Stores, Inc.+...............        19,300         840,756
Fingerhut Companies, Inc.........................         5,400          83,362
Gap, Inc.........................................        15,000         843,750
Garden Ridge Corp.+..............................        12,100         109,656
General Nutrition Companies, Inc.+...............         6,500         105,422
Hannaford Brothers Co............................         4,600         243,800
Home Depot, Inc..................................        19,000       1,162,563
J.C. Penney Co., Inc.............................         4,800         225,000
Kmart Corp.+.....................................        44,700         684,469
Kroger Co.+......................................         6,100         369,050
Lithia Motors, Inc., Class A+....................         4,300          70,681
Lowe's Companies, Inc............................         4,300         220,106
May Department Stores Co.........................        17,900       1,080,713
Nine West Group, Inc.+...........................         1,400          21,787
O'Reilly Automotive, Inc.+.......................           700          32,944
PETsMART, Inc.+..................................         7,400          80,012
Safeway, Inc.+...................................         6,000         365,625
School Specialty, Inc.+..........................         2,500          53,750
Sears, Roebuck & Co..............................        35,700       1,517,250
ShopKo Stores, Inc.+.............................         5,400         179,550
TJX Companies, Inc...............................        29,000         841,000
Toys 'R' Us, Inc.+...............................        25,200         425,250
Urban Outfitters, Inc.+..........................         6,800         118,362
Wal-Mart Stores, Inc.............................        46,700       3,803,131
                                                                  -------------
                                                                     20,141,019
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                    66,346,553
                                                                  -------------

ENERGY (2.4%)
GAS EXPLORATION (0.1%)
Devon Energy Corp................................         4,000         122,750
Newfield Exploration Co.+........................         7,700         160,737
St. Mary Land & Exploration Co...................         3,100          57,931

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GAS EXPLORATION (CONTINUED)
Tesoro Petroleum Corp.+..........................         4,000   $      48,500
Union Pacific Resources Group, Inc...............        34,500         312,656
                                                                  -------------
                                                                        702,574
                                                                  -------------

GAS - PIPELINES (0.1%)
Columbia Energy Group............................         5,800         334,950
El Paso Energy Corp..............................         8,400         292,425
K N Energy, Inc..................................         3,000         109,125
                                                                  -------------
                                                                        736,500
                                                                  -------------

OIL PRODUCTION (2.1%)
Atlantic Richfield Co............................        17,900       1,167,975
Exxon Corp.......................................        69,300       5,067,563
Mobil Corp.......................................        46,500       4,051,313
Occidental Petroleum Corp........................         2,400          40,500
Phillips Petroleum Co............................        26,500       1,129,563
Tosco Corp.......................................        21,500         556,312
Unocal Corp......................................        17,600         513,700
Valero Energy Corp...............................         3,300          70,125
                                                                  -------------
                                                                     12,597,051
                                                                  -------------

OIL SERVICES (0.1%)
Diamond Offshore Drilling, Inc...................         4,200          99,487
ENSCO International, Inc.........................         8,600          91,912
Global Marine, Inc.+.............................        10,300          94,631
Input/Output, Inc.+..............................         7,800          57,037
National-Oilwell, Inc.+..........................         4,100          45,869
R&B Falcon Corp.+................................        15,600         118,950
Smith International, Inc.+.......................         1,900          47,856
                                                                  -------------
                                                                        555,742
                                                                  -------------
  TOTAL ENERGY...................................                    14,591,867
                                                                  -------------

FINANCE (8.7%)
BANKING (3.9%)
Associated Banc-Corp.............................         2,800          95,637
BancorpSouth, Inc................................         1,200          21,675
BancWest Corp....................................           900          43,200
Bank of Commerce.................................         4,000          66,500
Bank One Corp....................................        11,400         582,112
Bank United Corp., Class A.......................         6,500         254,516
BankAmerica Corp.................................        78,100       4,695,763
BankBoston Corp..................................        12,100         471,144
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)

Bankers Trust Corp...............................         4,300   $     367,381
Banknorth Group, Inc.............................         7,000         263,375
Charter One Financial, Inc.......................         6,400         177,400
Chase Manhattan Corp.............................        11,100         755,494
Colonial BancGroup, Inc..........................        17,600         211,200
Commercial Federal Corp..........................         4,000          92,750
Community First Bankshares, Inc..................         6,800         143,012
Compass Bancshares, Inc..........................         3,100         117,994
Crestar Financial Corp...........................        10,000         720,000
Dime Bancorp, Inc................................         4,900         129,544
First American Corp..............................         4,800         213,000
First Union Corp.................................        44,000       2,675,760
First Virginia Banks, Inc........................           800          37,600
FirstFed Financial Corp.+........................        12,100         216,287
Flagstar Bancorp, Inc............................         6,600         176,137
GBC Bancorp......................................         4,100         105,191
Golden West Financial Corp.......................         2,600         238,387
GreenPoint Financial Corp........................         4,300         151,037
Hamilton Bancorp, Inc.+..........................         1,400          36,837
Hibernia Corp., Class A..........................         7,000         121,625
HUBCO, Inc.......................................         4,600         139,294
Huntington Bancshares, Inc.......................         3,300          99,516
Irwin Financial Corp.............................         1,300          35,019
KeyCorp..........................................        19,700         630,400
M & T Bank Corp..................................           100          51,894
Marshall & Ilsley Corp...........................         5,200         301,112
Mellon Bank Corp.................................        11,700         804,375
Mercantile Bancorporation, Inc...................         6,700         309,037
Mercantile Bankshares Corp.......................         2,900         111,559
National Commerce Bancorporation.................        15,800         293,781
North Fork Bancorporation, Inc...................         1,200          28,725
Pacific Century Financial Corp...................         3,400          82,875
Peoples Heritage Financial Group, Inc............         3,400          68,106
PNC Bank Corp....................................        14,000         757,750
Prime Bancshares, Inc............................         2,700          46,069
Provident Financial Group, Inc...................         1,900          71,369
Republic Banking Corp. of Florida................         3,900          41,072
Republic New York Corp...........................         4,800         218,700
Southtrust Corp..................................         7,200         265,725
Southwest Bancorporation of Texas, Inc.+.........         2,200          39,187
Sovereign Bancorp, Inc...........................         7,600         107,825

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Summit Bancorp...................................           400   $      17,475
Summit Bancshares, Inc...........................         1,100          20,487
Sun Bancorp, Inc.+...............................         1,200          22,275
TCF Financial Corp...............................         5,600         135,450
TeleBanc Financial Corp.+........................         2,200          75,212
Trustco Bank Corp................................         3,514         105,420
U.S. Bancorp.....................................        27,700         983,350
Union Planters Corp..............................         5,700         258,281
Washington Federal, Inc..........................         2,200          59,125
Washington Mutual, Inc...........................        26,800       1,023,425
Wells Fargo & Co.................................        73,900       2,951,381
Westamerica Bancorporation.......................         2,100          77,241
                                                                  -------------
                                                                     23,413,070
                                                                  -------------

FINANCIAL SERVICES (2.7%)
Allied Capital Corp..............................         2,400          41,625
American Express Co..............................        18,700       1,912,075
Amresco, Inc.+...................................         4,500          39,516
ARM Financial Group, Inc., Class A...............         3,900          86,531
Associates First Capital Corp., Class A..........        30,800       1,305,150
Astoria Financial Corp...........................         3,400         156,187
Bear Stearns Companies, Inc......................         5,800         216,775
Capital One Financial Corp.......................         2,700         310,500
CIT Group, Inc., Class A.........................         3,200         101,800
Citigroup, Inc...................................       103,100       5,103,450
Equifax, Inc.....................................        23,100         789,731
Equitable Companies, Inc.........................         2,100         121,537
Federal National Mortgage Association............        30,900       2,286,600
FINOVA Group, Inc................................         2,500         134,844
Heller Financial, Inc............................         1,600          47,000
Household International, Inc.....................        21,900         867,795
Investors Financial Services Corp................           700          41,781
Lehman Brothers Holdings, Inc....................         4,600         202,687
Litchfield Financial Corp........................         7,260         139,755
Merrill Lynch & Co., Inc.........................         2,900         193,575
Morgan Stanley, Dean Witter, Discover & Co.......        26,200       1,860,200
Ocwen Financial Corp.+...........................         7,900          97,269
Paine Webber Group, Inc..........................         1,000          38,625
Waddell & Reed Financial, Inc., Class A..........           300           7,106
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (CONTINUED)

Waddell & Reed Financial, Inc., Class B..........         1,400   $      32,550
Willis Lease Finance Corp.+......................         7,400         117,475
                                                                  -------------
                                                                     16,252,139
                                                                  -------------

INSURANCE (1.8%)
Allstate Corp....................................        67,700       2,614,913
Ambac Financial Group, Inc.......................         5,600         337,050
American International Group, Inc................        14,600       1,410,725
Annuity and Life Re (Holdings) Ltd.+(i)..........         4,400         117,700
Aon Corp.........................................         8,600         476,225
Capital Re Corp..................................        14,800         296,925
Chubb Corp.......................................         6,900         447,638
Financial Security Assurance Holdings Ltd........         1,600          86,800
Fremont General Corp.............................         5,000         123,750
Marsh & McLennan Companies, Inc..................        20,000       1,168,750
MBIA, Inc........................................         7,700         504,831
Mercury General Corp.............................         4,100         179,631
MONY Group, Inc.+................................           500          15,656
Ohio Casualty Corp...............................         1,300          53,544
PMI Group, Inc...................................         1,500          74,063
RenaissanceRE Holdings Ltd.(i)...................        10,800         395,550
Safeco Corp......................................        11,300         485,547
St. Paul Companies, Inc..........................        19,200         667,200
Torchmark Corp...................................           600          21,188
Transamerica Corp................................         3,100         358,050
Travelers Property Casualty Corp, Class A........         5,200         161,200
UNUM Corp........................................        11,000         642,125
                                                                  -------------
                                                                     10,639,061
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (0.3%)
Arden Realty, Inc................................         5,400         125,213
Burnham Pacific Properties, Inc..................         9,900         119,419
CBL & Associates Properties, Inc.................         3,000          77,438
Charles E. Smith Residential Realty, Inc.........         1,400          44,975
Cousins Properties, Inc..........................         5,400         174,150
ElderTrust.......................................         1,700          19,550
Federal Realty Investment Trust..................           400           9,450
LaSalle Hotel Properties.........................         3,000          31,125

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Macerich Co......................................         3,000   $      76,875
Manufactured Home Communities, Inc...............         4,400         110,275
MeriStar Hospitality Corp........................         6,986         129,678
Mills Corp.......................................         2,500          49,688
National Golf Properties, Inc....................         3,200          92,600
Post Properties, Inc.............................         6,222         239,158
Weeks Corp.......................................         6,600         186,038
                                                                  -------------
                                                                      1,485,632
                                                                  -------------
  TOTAL FINANCE..................................                    51,789,902
                                                                  -------------

HEALTHCARE (7.0%)
BIOTECHNOLOGY (0.8%)
Affymetrix, Inc.+................................           800          19,325
Amgen, Inc.+.....................................        16,500       1,724,250
Applied Analytical Industries, Inc.+.............         8,500         148,750
Genzyme Corp.-General Division+..................        22,800       1,133,588
Genzyme Molecular Oncology+......................         2,464           7,622
Human Genome Sciences, Inc.+.....................         6,600         234,094
IDEC Pharmaceuticals Corp.+......................         2,700         127,069
Immunex Corp.+...................................         8,900       1,114,725
Incyte Pharmaceuticals, Inc......................         2,600          97,013
Millennium Pharmaceuticals, Inc.+................         5,400         139,388
SangStat Medical Corp.+..........................         7,500         160,313
                                                                  -------------
                                                                      4,906,137
                                                                  -------------

HEALTH SERVICES (0.8%)
Aetna, Inc.......................................        10,100         794,113
Alternative Living Services, Inc.+...............         7,470         255,848
Columbia / HCA Healthcare Corp...................        45,600       1,128,600
Eclipsys Corp.+..................................           800          23,150
Endocardial Solutions, Inc.+.....................         3,500          34,563
HCR Manor Care, Inc.+............................         7,700         226,188
HEALTHSOUTH Corp.+...............................         9,700         149,744
Humana, Inc.+....................................        15,700         279,656
IDX Systems Corp.+...............................         1,600          70,500
Lifeline Systems, Inc.+..........................           900          22,725
Pediatrix Medical Group, Inc.+...................         2,900         173,819
Perkin-Elmer Corp................................         3,900         380,494
Renal Care Group, Inc.+..........................         4,300         124,700
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HEALTH SERVICES (CONTINUED)

Sierra Health Services, Inc.+....................           100   $       2,106
Sunrise Assisted Living, Inc.+...................         1,300          67,194
Tenet Healthcare Corp.+..........................        22,300         585,375
United Healthcare Corp...........................        14,200         611,488
                                                                  -------------
                                                                      4,930,263
                                                                  -------------

MEDICAL SUPPLIES (0.3%)
Bausch & Lomb, Inc...............................         3,900         234,000
Boston Scientific Corp.+.........................        28,600         766,838
CONMED Corp.+....................................         3,000          98,625
Focal, Inc.+.....................................         3,100          29,644
Kensey Nash Corp.+...............................         9,000          73,969
Medtronic, Inc...................................         3,000         222,750
ResMed, Inc.+....................................         1,500          68,063
Sola International, Inc.+........................         5,400          93,150
Stryker Corp.....................................           100           5,506
Ventana Medical Systems, Inc.+...................         9,200         198,375
Vital Signs, Inc.................................         1,100          19,353
                                                                  -------------
                                                                      1,810,273
                                                                  -------------

PHARMACEUTICALS (5.1%)
ALZA Corp.+......................................        42,200       2,204,950
American Home Products Corp......................        98,300       5,535,519
Bristol-Myers Squibb Co..........................        55,800       7,466,738
Chiron Corp.+....................................        25,500         666,984
Forest Laboratories, Inc.+.......................        33,000       1,755,188
Johnson & Johnson................................         7,800         654,225
Kos Pharmaceuticals, Inc.+.......................         5,400          31,556
Ligand Pharmaceuticals, Class B+.................        10,500         121,734
MedImmune, Inc.+.................................         8,400         837,375
Merck & Co., Inc.................................        15,800       2,333,463
Monsanto Co......................................        87,100       4,137,250
Pfizer, Inc......................................        13,000       1,630,688
U.S. Bioscience, Inc.+...........................         3,500          25,156
Warner-Lambert Co................................        44,700       3,360,881
                                                                  -------------
                                                                     30,761,707
                                                                  -------------
  TOTAL HEALTHCARE...............................                    42,408,380
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (5.4%)
AEROSPACE (0.0%)
Boeing Co........................................         2,700          88,088
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BUILDING MATERIALS (0.1%)
Owens Corning....................................         4,400   $     155,925
Rock of Ages Corp.+..............................         2,300          32,200
Sherwin-Williams Co..............................        19,800         581,625
                                                                  -------------
                                                                        769,750
                                                                  -------------

BUSINESS & PUBLIC SERVICES (0.0%)
Century Business Services, Inc.+.................         1,600          23,050
Comfort Systems USA, Inc.+.......................         3,700          66,138
Service Experts, Inc.+...........................         3,200          93,600
                                                                  -------------
                                                                        182,788
                                                                  -------------
CAPITAL GOODS (0.2%)
ABC Rail Products Corp.+.........................         2,700          33,159
Applied Power, Inc., Class A.....................         2,200          83,050
Eaton Corp.......................................         6,200         438,263
Foster Wheeler Corp..............................         2,100          27,694
IDEX Corp........................................         8,100         198,450
MagneTek, Inc.+..................................         8,000          92,500
Modine Manufacturing Co..........................         9,500         343,781
Shaw Group, Inc.+................................         5,300          42,400
Wabash National Corp.............................         6,100         123,906
                                                                  -------------
                                                                      1,383,203
                                                                  -------------

COMMERCIAL SERVICES (0.5%)
Cendant Corp.+...................................        65,400       1,246,688
On Assignment, Inc.+.............................         1,700          58,066
Pinkertons, Inc.+................................         2,950          62,872
Service Corp. International......................        42,400       1,613,850
Source Information Management Co.+...............         3,300          37,950
Wackenhut Corrections Corp.+.....................         2,700          77,288
                                                                  -------------
                                                                      3,096,714
                                                                  -------------

CONSTRUCTION & HOUSING (0.1%)
D.R. Horton, Inc.................................        13,676         314,548
                                                                  -------------

DIVERSIFIED MANUFACTURING (3.3%)
AlliedSignal, Inc................................        56,300       2,494,794
AptarGroup, Inc..................................         1,800          50,513
Coltec Industries, Inc.+.........................        11,400         222,300
Cooper Industries, Inc...........................        10,100         481,644
Eastman Kodak Co.................................        23,700       1,706,400
General Electric Co..............................        68,000       6,940,250
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
DIVERSIFIED MANUFACTURING (CONTINUED)

Harris Corp......................................         9,600   $     351,600
Illinois Tool Works, Inc.........................         4,500         261,000
Intermet Corp....................................         9,100         118,869
ITT Industries, Inc..............................        11,900         473,025
Johnson Controls, Inc............................         8,500         501,500
National Service Industries, Inc.................         1,100          41,800
Parker Hannifin Corp.............................         9,600         314,400
Rockwell International Corp......................        11,700         568,181
Sensormatic Electronics Corp.+...................         3,300          22,894
Tenneco, Inc.....................................        17,000         579,063
Tyco International Ltd...........................        62,800       4,737,475
Xerox Corp.......................................         1,200         141,600
                                                                  -------------
                                                                     20,007,308
                                                                  -------------

ELECTRICAL EQUIPMENT (0.2%)
Anixter International, Inc.+.....................        10,700         217,344
Caterpillar, Inc.................................         9,500         437,000
Emerson Electric Co..............................         3,300         199,650
W.W. Grainger, Inc...............................         8,600         357,975
                                                                  -------------
                                                                      1,211,969
                                                                  -------------

MACHINERY (0.1%)
Deere & Co.......................................        17,500         579,688
Milacron Inc.....................................         2,100          40,425
Sauer, Inc.......................................         4,400          33,275
                                                                  -------------
                                                                        653,388
                                                                  -------------

PACKAGING & CONTAINERS (0.4%)
Ivex Packaging Corp.+............................         4,000          93,000
Kimberly-Clark Corp..............................        27,800       1,515,100
Smurfit-Stone Container Corp.+...................        29,304         462,454
                                                                  -------------
                                                                      2,070,554
                                                                  -------------

POLLUTION CONTROL (0.5%)
Browning-Ferris Industries, Inc..................        18,300         520,406
Tetra Technologies, Inc.+........................         8,100          88,594
Waste Management, Inc............................        56,800       2,648,300
                                                                  -------------
                                                                      3,257,300
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    33,035,610
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TECHNOLOGY (11.5%)
AEROSPACE (0.3%)
L-3 Communications Holdings, Inc.+...............         2,200   $     102,438
Orbital Sciences Corp.+..........................         5,900         261,075
Raytheon Co., Class A............................        30,100       1,555,794
                                                                  -------------
                                                                      1,919,307
                                                                  -------------

COMPUTER PERIPHERALS (1.8%)
Bolder Technologies Corp.+.......................         2,400          29,400
Cisco Systems, Inc.+.............................        82,900       7,696,747
EMC Corp./Mass+..................................        26,800       2,278,000
HMT Technology Corp.+............................        13,200         169,125
Hutchinson Technology, Inc.+.....................         3,200         113,300
Maxtor Corp.+....................................        13,800         194,063
Pinnacle Systems, Inc.+..........................         4,000         141,750
                                                                  -------------
                                                                     10,622,385
                                                                  -------------

COMPUTER SOFTWARE (1.9%)
Aspect Development, Inc.+........................         2,900         129,594
Aspen Technologies, Inc.+........................         4,500          64,969
Autodesk, Inc....................................         1,900          81,047
Avid Technology, Inc.+...........................         2,100          49,219
BroadVision, Inc.+...............................         4,300         139,078
CNET, Inc.+......................................         1,200          63,938
Computer Associates International, Inc...........        21,300         907,913
Concord Communications, Inc.+....................           400          22,900
Concur Technologies, Inc.+.......................           300           9,066
Exchange Applications, Inc.+.....................           300           5,869
HNC Software, Inc.+..............................         5,100         206,231
Legato Systems, Inc.+............................         2,200         144,994
Macromedia, Inc.+................................         4,500         151,453
MAPICS, Inc.+....................................         8,400         140,175
Metro Information Services, Inc.+................         3,600         106,425
Microsoft Corp.+.................................        51,400       7,120,506
MicroStrategy, Inc.+.............................         3,600         112,500
Network Associates, Inc.+........................         4,600         305,181
New Era of  Networks, Inc.+......................         1,900          83,363
Oracle Corp.+....................................        28,900       1,247,216
PeopleSoft, Inc.+................................        10,800         204,188
Symantec Corp.+..................................         2,600          56,388
Transaction Systems Architects, Inc., Class A+...         2,600         130,813
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMPUTER SOFTWARE (CONTINUED)

TSI International Software Ltd.+.................         1,000   $      48,375
Visio Corp.+.....................................         3,600         130,613
                                                                  -------------
                                                                     11,662,014
                                                                  -------------

COMPUTER SYSTEMS (2.4%)
3Com Corp.+......................................        17,700         793,734
Cognex Corp.+....................................         2,400          47,850
Compaq Computer Corp.............................        79,600       3,338,225
Digital River, Inc.+.............................         1,500          53,625
Equant NV-NY Registered Shares+(i)...............         1,000          67,813
International Business Machines Corp.............        47,000       8,683,237
Sun Microsystems, Inc.+..........................        20,400       1,745,475
                                                                  -------------
                                                                     14,729,959
                                                                  -------------

ELECTRONICS (0.0%)
Integrated Device Technology, Inc.+..............        10,100          61,705
Quickturn Design System, Inc.+...................         5,100          72,834
Veeco Instruments, Inc.+.........................         2,100         111,038
                                                                  -------------
                                                                        245,577
                                                                  -------------

INFORMATION PROCESSING (0.2%)
Condor Technology Solutions, Inc.+...............         6,000          59,625
CSG Systems International, Inc.+.................         2,800         220,850
Excel Switching Corp.+...........................         5,100         194,597
First Data Corp..................................        24,000         760,500
Pegasus Systems, Inc.+...........................         2,300          82,513
Visual Networks, Inc.+...........................         1,000          37,469
                                                                  -------------
                                                                      1,355,554
                                                                  -------------

SEMICONDUCTORS (2.3%)
Applied Mircro Circuits Corp.+...................         2,900          98,600
ATMI, Inc.+......................................         6,500         164,531
Exar Corp.+......................................         3,400          54,825
Intel Corp.......................................        78,200       9,269,144
Motorola, Inc....................................        29,800       1,819,663
SDL, Inc.+.......................................         4,400         173,938
SIPEX Corp.+.....................................         3,600         127,688

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SEMICONDUCTORS (CONTINUED)
Texas Instruments, Inc...........................        21,000   $   1,796,813
Xilinx, Inc.+....................................         3,800         247,356
                                                                  -------------
                                                                     13,752,558
                                                                  -------------

TELECOMMUNICATION EQUIPMENT (1.0%)
ANTEC Corp.+.....................................         3,100          62,581
Lucent Technologies, Inc.........................        51,900       5,709,000
Proxim, Inc.+....................................         4,100         109,547
Tekelec+.........................................         1,300          21,572
                                                                  -------------
                                                                      5,902,700
                                                                  -------------
TELECOMMUNICATION SERVICES (1.6%)
Airtouch Communications, Inc.+...................         9,000         649,125
America Online, Inc.+............................         2,100         336,000
Concentric Network Corp.+........................         9,000         300,656
Exodus Communications, Inc.+.....................         4,000         258,250
Global Crossing Ltd.+(i).........................         2,800         126,175
MCI WorldCom, Inc.+..............................       106,300       7,630,347
MetroNet Communications Corp., Class B+..........         7,000         234,500
Teligent, Inc., Class A+.........................         2,900          83,556
                                                                  -------------
                                                                      9,618,609
                                                                  -------------
  TOTAL TECHNOLOGY...............................                    69,808,663
                                                                  -------------

TRANSPORTATION (0.6%)
AIRLINES (0.0%)
AMR Corp.+.......................................         2,800         166,250
Southwest Airlines Co............................           400           8,975
                                                                  -------------
                                                                        175,225
                                                                  -------------

RAILROADS (0.4%)
Burlington Northern Sante Fe Corp................        22,200         749,250
CSX Corp.........................................        11,300         468,950
Genesee & Wyoming, Inc., Class A+................         2,900          36,613
Norfolk Southern Corp............................         7,800         247,163
Union Pacific Corp...............................        12,800         576,800
Wisconsin Central Transportation Corp.+..........         1,700          29,059
                                                                  -------------
                                                                      2,107,835
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

TRANSPORT & SERVICES (0.0%)
C.H. Robinson Worldwide, Inc.....................         4,300   $     111,397
                                                                  -------------

TRUCK & FREIGHT CARRIERS (0.2%)
Allied Holdings, Inc.+...........................         6,600          94,875
American Freightways Corp.+......................         2,800          32,288
CNF Transportation, Inc..........................         2,100          78,881
Consolidated Freightways Corp.+..................           600           9,638
FDX Corp.+.......................................         4,500         400,500
Jevic Transportation, Inc.+......................           400           3,050
Ryder System, Inc................................         3,300          85,800
Werner Enterprises, Inc..........................        11,025         195,005
                                                                  -------------
                                                                        900,037
                                                                  -------------
  TOTAL TRANSPORTATION...........................                     3,294,494
                                                                  -------------

UTILITIES (4.1%)
ELECTRIC (1.1%)
Allegheny Energy, Inc............................         8,600         296,700
Ameren Corp......................................         6,700         286,006
Baltimore Gas & Electric Co......................        10,400         321,100
Central & South West Corp........................        37,900       1,039,881
Central Hudson Gas & Electric Corp...............         4,900         219,275
Cinergy Corp.....................................         7,300         250,938
Cleco Corp.......................................         6,000         205,875
CMS Energy Corp..................................         7,100         343,906
Edison International.............................        21,300         593,738
Entergy Corp.....................................        17,300         538,463
GPU, Inc.........................................         7,700         340,244
Illinova Corp....................................         5,000         125,000
New England Electric System......................         4,200         202,125
Northeast Utilities+.............................         9,600         153,600
Northern States Power Co.........................        10,500         291,375
PP&L Resources, Inc..............................        11,700         326,138
Texas Utilities Co...............................        18,400         859,050
Western Resources, Inc...........................         4,600         152,950
Wisconsin Energy Corp............................         8,100         254,644
                                                                  -------------
                                                                      6,801,008
                                                                  -------------

NATURAL GAS (0.4%)
Atmos Energy Corp................................         6,700         216,075
Consolidated Natural Gas Co......................         6,700         361,800
Enron Corp.......................................        23,000       1,312,454
Public Service Company of North Carolina, Inc....         2,800          72,800

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
NATURAL GAS (CONTINUED)
Wicor, Inc.......................................         8,600   $     187,588
                                                                  -------------
                                                                      2,150,717
                                                                  -------------

TELEPHONE (2.6%)
Ameritech Corp...................................        13,800         874,575
AT & T Corp......................................        74,800       5,628,700
Bell Atlantic Corp...............................        47,600       2,522,800
Cincinnati Bell, Inc.............................         5,300         200,406
Frontier Corp....................................         8,600         292,400
GTE Corp.........................................        75,000       4,875,000
Intermedia Communications, Inc.+.................         1,900          32,894
ITC DeltaCom, Inc................................           900          13,669
NEXTLINK Communications, Inc., Class A+..........         1,300          37,213
SBC Communications, Inc..........................        26,800       1,437,150
                                                                  -------------
                                                                     15,914,807
                                                                  -------------

WATER (0.0%)
American States Water Co.........................         2,300          62,675
E'Town Corp......................................         2,100          99,488
                                                                  -------------
                                                                        162,163
                                                                  -------------
  TOTAL UTILITIES................................                    25,028,695
                                                                  -------------
  TOTAL UNITED STATES COMMON STOCK (COST
   $228,833,540).................................                   316,505,492
                                                                  -------------
  TOTAL COMMON STOCK (COST $293,647,344).........                   391,578,948
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

CONVERTIBLE PREFERRED STOCKS (0.3%)
INDUSTRIAL PRODUCTS & SERVICES (0.3%)
Home Ownership Funding, (144A) 13.331%
  (Industrial Products & Services)...............         2,000   $   1,889,146
                                                                  -------------

                                                       (IN JPY)
                                                   ------------

JAPAN (0.0%)
AB International Cayman Trust, 0.500%
  (Banking)......................................     8,000,000          57,980
                                                                  -------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $2,050,683)...................................                     1,947,126
                                                                  -------------

PREFERRED STOCK (0.0%)

                                                       (IN USD)
                                                   ------------
AUSTRALIA (0.0%)
News Corp. Ltd. (Broadcasting & Publishing)(s)...        32,200         196,120
                                                                  -------------

GERMANY (0.0%)
Volkswagen AG (Automotive)(s)....................         3,308         164,851
                                                                  -------------
  TOTAL PREFERRED STOCK (COST $333,216)..........                       360,971
                                                                  -------------

RIGHTS (0.0%)
SPAIN (0.0%)
Telefonica SA (Telecommunications)(s) (cost
  $14,374).......................................        15,200          13,517
                                                                  -------------
  TOTAL EQUITY SECURITIES (COST $296,045,617)....                   393,900,562
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FIXED INCOME SECURITIES (31.8%)
CONVERTIBLE BONDS (0.1%)

                                                       (IN JPY)
                                                   ------------
JAPAN (0.1%)
Sanwa International Finance Trust, 1.25% due
  07/31/05 (Financial Services)..................    18,000,000   $     124,472
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services).................    10,000,000         161,795
                                                                  -------------
                                                                        286,267
                                                                  -------------
  TOTAL CONVERTIBLE BONDS (COST $248,639)........                       286,267
                                                                  -------------

COLLATERIZED OBLIGATIONS (4.7%)

                                                       (IN USD)
                                                   ------------
FINANCE (4.7%)
American Southwest Financial Corp., Support Bond,
  Series 60, Class D, Callable, 8.90% due
  03/01/18.......................................  $  1,525,528       1,615,519
BA Mortgage Securities, Inc., Subordinated Bond,
  NAS Series 1997-1, Class B2, Callable, 7.50%
  due 07/25/26...................................       245,732         211,714
Bear Stearns Structured Securities Inc.,
  Sequential Payer, Series 1997-2, Class 1A5,
  Callable, (144A), 7.00% due 08/25/36...........     2,500,000       2,516,797
BTC Mortgage Investors Trust, Series 1997-S1,
  Class B (144A), 6.45% due 12/31/09.............       500,000         500,000
Chase Commercial Mortgage Securities Corp.,
  Subordinated Bond, Series 1996-2, Class F,
  Callable, (144A), 6.90% due 11/19/06...........       250,000         214,375
Countrywide Home Loans, Sequential Payer, Series
  1998-5, Class A, Callable, 6.75% due
  05/25/28.......................................       986,030         981,254
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCE (CONTINUED)

CS First Boston Mortgage Securities Corp.,
  Sequential Payer, Series 1997-C2, Class A1,
  Callable, 6.40% due 02/17/04...................  $  1,132,801   $   1,157,228
CS First Boston Mortgage Securities Corp.,
  Subordinated Bond, Series 1997-C2, Class B,
  Callable, 6.72% due 11/17/07...................       600,000         627,188
Deutsche Mortgage & Asset Receiving Corp.,
  Sequential Payer, Series 1998-C1, Class A1,
  Partially Callable, 6.22% due 09/15/07.........     1,920,334       1,943,138
First Union - Lehman Brothers Commercial Mortgage
  Securities Corp., Subordinated Bond, Series
  1997-C2, Class E, Partially Callable, 7.12% due
  11/18/12.......................................       300,000         269,156
GE Capital Mortgage Services, Inc., REMIC:
  Subordinated Bond, NAS, Series 1997-12, Class
  B3, Callable, (144A), 7.00% due 12/25/27.......       396,728         305,480
GE Capital Mortgage Services, Inc., Subordinated
  Bond, NAS, Series 1995-10, Class B2, Callable,
  7.00% due 10/25/10.............................       240,076         233,436
GE Capital Mortgage Services, Inc., Subordinated
  Bond, NAS, Series 1998-1, Class B3, Callable,
  6.75% due 01/25/13.............................        97,832          80,955
Green Tree Financial Corp., Sequential Payer,
  Series 1992-1, Class A3, Callable, 6.70% due
  10/15/17.......................................       467,492         468,792
Green Tree Financial Corp., Sequential Payer,
  Series 1994-1, Class A4, Callable, 7.20% due
  04/15/19.......................................     3,000,000       3,078,090
Green Tree Financial Corp., Sequential Payer,
  Series 1996-3, Class A5, Callable, 7.35% due
  05/15/27.......................................       616,000         639,544

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCE (CONTINUED)
Green Tree Home Improvement Loan Trust,
  Sequential Payer, AS, Series 1997-E, Class
  HEA2, Callable, 6.39% due 01/15/29.............  $  2,000,000   $   2,046,520
J.P. Morgan Commercial Mortgage Finance Corp.,
  Subordinated Bond, CSTR, Series 1996-C2, Class
  E, Callable, (144A), 8.68% due 11/25/27(j).....       250,000         224,023
Merrill Lynch Mortgage Investors, Inc.,
  Subordinated Bond, CSTR, Series 1995-C2, Class
  E, Callable 8.05% due 06/15/21.................       190,054         179,274
Merrill Lynch Mortgage Investors, Inc.,
  Subordinated Bond, Series 1997-C1, Class F,
  Partially Callable, 7.12% due 06/18/29.........     1,000,000         770,781
Morgan Stanley Capital I, Inc., Sequential Payer,
  Series 1998-WF1, Class A1, Partially Callable,
  6.25% due 07/15/07(t)..........................     1,672,440       1,699,094
Morgan Stanley Capital I, Inc., Subordinated
  Bond, CSTR, Series 1997-RR, Class D, Callable,
  (144A), 7.76% due 04/30/39.....................       800,000         646,750
Morgan Stanley Capital I, Inc., Subordinated
  Bond, Series 1995-GAL1, Class E, Callable,
  (144A), 8.25% due 08/15/05.....................       250,000         221,914
Morgan Stanley Capital I, Inc., Subordinated
  Bond, Series 1997-HF1, Class F, Partially
  Callable, (144A), 6.86% due 02/15/10...........     1,000,000         771,563
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCE (CONTINUED)

Mortgage Capital Funding, Inc., Sequential Payer,
  Series 1997-MC2, Class A1, Partially Callable,
  6.53% due 01/20/07.............................  $    466,949   $     480,082
Norwest Asset Securities Corp., Subordinated
  Bond, NAS, Series 1998-4, Class 2B3, Callable,
  (144A), 6.75% due 02/25/28.....................       148,749         115,983
Norwest Asset Securities Corp., Subordinated
  Bond, NAS, Series 1998-5, Class B3, Callable,
  (144A), 6.75% due 03/25/28.....................       248,292         193,372
Ocwen Residential MBS Corp., Series 1998-R1,
  Class A1, Callable, (144A), 4.00% due
  10/25/40.......................................     1,177,463       1,178,751
Premier Auto Trust, Sequential Payer, Series
  1998-3, Class A4, Callable, 5.96% due
  10/08/02.......................................     1,400,000       1,439,676
Sears Credit Account Master Trust, Series 1996-1,
  Class A, Callable, 6.20% due 02/16/06..........     1,400,000       1,425,830
The Money Store Home Equity Trust, TAC (11)
  Sequential Payer, AS, Series 1997-D, Class AF4,
  Callable, 6.44% due 09/15/24...................       800,000         807,250
World Omni Automobile Lease Securitization Trust,
  Sequential Payer, Series 1996-A, Class A1,
  Callable, 6.30% due 06/25/02(s)................       120,727         120,727
World Omni Automobile Lease Securitization Trust,
  Sequential Payer, Series 1997-A, Class A2,
  Callable, 6.75% due 06/25/03...................     1,194,850       1,226,597
                                                                  -------------
                                                                     28,390,853
                                                                  -------------
  TOTAL COLLATERIZED OBLIGATIONS (COST
   $28,567,051)..................................                    28,390,853
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
CORPORATE OBLIGATIONS (8.6%)
BASIC INDUSTRIES (0.2%)
CHEMICALS (0.1%)
Lyondell Chemical Co., Refunding, 9.80% due
  02/01/20.......................................  $    500,000   $     511,775
Solutia, Inc., Callable, Putable 6.72% due
  10/15/37.......................................       350,000         371,749
                                                                  -------------
                                                                        883,524
                                                                  -------------

METALS & MINING (0.1%)
P&L Coal Holdings Corp., Series B, Partially
  Callable 05/15/03, 9.63% due 05/15/08..........       300,000         304,500
Ryerson Tull, Inc., Callable, 9.13% due
  07/15/06.......................................       200,000         214,750
                                                                  -------------
                                                                        519,250
                                                                  -------------
                                                                      1,402,774
                                                                  -------------
CONSUMER GOODS & SERVICES (0.7%)
APPARELS & TEXTILES (0.0%)
Westpoint Stevens, Inc., Callable, 7.88% due
  06/15/05.......................................       200,000         205,000
                                                                  -------------

AUTOMOTIVE SUPPLIES (0.0%)
Federal-Mogul Corp., Callable, 7.75% due
  07/01/06.......................................       270,000         270,837
                                                                  -------------
BROADCASTING & PUBLISHING (0.4%)
Capstar Broadcasting Partners, Partially Callable
  07/01/02, 9.25% due 07/01/07...................       250,000         260,000
Fox Family Worldwide, Inc., Partially Callable
  11/01/02, 9.25% due 11/01/07...................       400,000         395,000
TCI Communications, Inc., Refunding, 7.88% due
  08/01/13.......................................     1,250,000       1,465,625
                                                                  -------------
                                                                      2,120,625
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

ENTERTAINMENT, LEISURE & MEDIA (0.1%)
Fox/Liberty Networks LLC, Partially Callable
  08/15/02, 8.88% due 08/15/07...................  $    250,000   $     255,000
Lamar Advertising Co., Callable 09/15/02, 8.63%
  due 09/15/07...................................       300,000         310,125
                                                                  -------------
                                                                        565,125
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (0.2%)
Aurora Foods, Inc., Series B, Callable 07/01/03,
  8.75% due 07/01/08.............................       200,000         208,250
J Seagram & Sons, 7.60% due 12/15/28.............       750,000         753,390
                                                                  -------------
                                                                        961,640
                                                                  -------------

RETAIL (0.0%)
Federated Department Stores, Inc., 8.13% due
  10/15/02.......................................       200,000         214,556
                                                                  -------------
                                                                      4,337,783
                                                                  -------------

ENERGY (0.7%)
NATURAL GAS (0.2%)
Columbia Gas System, Inc., 6.61% due 11/28/02....       500,000         520,960
National Fuel Gas Co., Series D, MTN, Putable,
  6.21% due 08/12/27.............................       500,000         518,415
                                                                  -------------
                                                                      1,039,375
                                                                  -------------

OIL PRODUCTION (0.1%)
Ocean Energy, Inc., Series B, Callable 07/15/02,
  8.88% due 07/15/07.............................       400,000         396,000
Plains Resources, Inc., Series D, Callable
  03/15/01, 10.25% due 03/15/06..................       250,000         250,000
                                                                  -------------
                                                                        646,000
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
OIL SERVICES (0.4%)
Lasmo (USA) Inc., Callable 7.30% due 11/15/27....  $  2,000,000   $   1,852,660
Oil Purchase Co., Sinking Fund, (144A), 7.10% due
  10/31/02.......................................       864,300         812,442
                                                                  -------------
                                                                      2,665,102
                                                                  -------------
                                                                      4,350,477
                                                                  -------------

FINANCE (4.6%)
BANKING (0.6%)
First Union Corp., Putable, 6.55% due
  10/15/35(t)....................................     2,800,000       2,926,504
Union Bank of Switzerland - New York, 7.75% due
  09/01/26.......................................       375,000         419,171
                                                                  -------------
                                                                      3,345,675
                                                                  -------------
FINANCIAL SERVICES (4.0%)
Associates Corp. N.A., 6.25% due 11/01/08........       800,000         830,656
Associates Corp. N.A., Putable, 5.96% due
  05/15/37.......................................       610,000         627,934
FCB/NC Capital Trust I, Callable 03/01/08, 8.05%
  due 03/01/28...................................       600,000         648,486
FCB/SC Capital Trust I, Callable 03/15/08, 8.25%
  due 03/15/28...................................     1,250,000       1,417,613
First Union Institutional Capital II, Callable
  01/01/07, 7.85% due 01/01/27...................     1,000,000       1,090,720
Ford Motor Credit Co., MTN, 5.99% due
  02/27/01(s)....................................     3,000,000       3,036,900
General Motors Acceptance Corp., MTN, 8.50% due
  01/19/01.......................................     2,000,000       2,114,400
Golden State Holdings, Inc., Callable, 7.13% due
  08/01/05.......................................       500,000         498,065
Keystone Financial Mid Atlantic Funding, 6.50%
  due 05/31/08...................................     1,000,000       1,053,550
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (CONTINUED)

Norwest Financial, Inc., Callable 07/15/07, 7.20%
  due 04/01/04(t)................................  $  3,000,000   $   3,205,980
Phillips 66 Capital Trust II, Callable 01/15/07,
  8.00% due 01/15/37.............................     1,000,000       1,045,720
Safeco Capital Trust I, Callable 07/15/07, 8.07%
  due 07/15/37...................................       900,000         952,812
Sun Healthcare Group, Inc., Callable 05/01/03,
  (144A), 9.38% due 05/01/08.....................       210,000         168,525
Sun World International, Inc., Series B, Callable
  04/15/01, 11.25% due 04/15/04..................       250,000         264,375
Toyota Motor Credit Corp., 5.63% due 11/13/03....     7,000,000       7,060,340
                                                                  -------------
                                                                     24,016,076
                                                                  -------------
                                                                     27,361,751
                                                                  -------------

HEALTHCARE (0.0%)
HEALTH SERVICES (0.0%)
Genesis Health Ventures, Callable 06/15/00, 9.75%
  due 06/15/05...................................       250,000         247,812
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (0.0%)
DIVERSIFIED MANUFACTURING (0.0%)
Polymer Group, Inc., Series B, Partially Callable
  07/01/02, 9.00% due 07/01/07...................       250,000         246,875
                                                                  -------------

TECHNOLOGY (0.6%)
ELECTRONICS (0.5%)
Sensormatic Electronics Corp., Callable, (144A),
  7.74% due 03/29/06(f)..........................     3,000,000       2,818,020
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
TELECOMMUNICATION SERVICES (0.1%)
McLeodUSA, Inc., Callable 07/15/02, 9.25% due
  07/15/07.......................................  $    200,000   $     207,250
Qwest Communications International, Inc., Series
  B, Partially Callable 04/01/02, 10.88% due
  04/01/07.......................................       130,000         149,663
                                                                  -------------
                                                                        356,913
                                                                  -------------
                                                                      3,174,933
                                                                  -------------

TRANSPORTATION (1.0%)
TRANSPORT & SERVICES (1.0%)
Atlantic Express Transportation Corp., Partially
  Callable 02/01/01, 10.75% due 02/01/04.........       250,000         253,750
Enterprise Rent-a-Car USA Finance Co., (144A),
  6.38% due 05/15/03.............................     2,000,000       2,001,200
Union Pacific Corp., 5.78% due 10/15/01(s).......     1,750,000       1,729,158
Williams Companies, Inc., 6.13% due
  02/01/01(s)....................................     2,000,000       2,002,780
                                                                  -------------
                                                                      5,986,888
                                                                  -------------

UTILITIES (0.8%)
ELECTRIC (0.2%)
PECO Energy Capital Trust III, Series D, 7.38%
  due 04/06/28...................................     1,300,000       1,328,145
                                                                  -------------

NATURAL GAS (0.2%)
Atmos Energy Corp., Callable, 6.75% due
  07/15/28.......................................     1,200,000       1,158,276
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

TELEPHONE (0.4%)
SBC Communications, Inc., Callable 11/01/07,
  7.25% due 11/01/27.............................  $  1,000,000   $   1,063,160
US West Capital Funding, Inc., Callable, 6.25%
  due 07/15/05(s)................................     1,300,000       1,353,196
                                                                  -------------
                                                                      2,416,356
                                                                  -------------
                                                                      4,902,777
                                                                  -------------
  TOTAL CORPORATE OBLIGATIONS (COST
   $51,414,138)..................................                    52,012,070
                                                                  -------------

FOREIGN CORPORATE OBLIGATIONS (2.3%)
AUSTRALIA (0.6%)
Australian Gas Light Co. Ltd., (144A), 6.40% due
  04/15/08 (Gas-Pipelines)(s)....................     1,600,000       1,620,384
St. George Funding Co., Callable 06/30/07,
  (144A), 8.49% due 12/31/49 (Financial
  Services)(v)...................................     2,000,000       1,800,000
                                                                  -------------
                                                                      3,420,384
                                                                  -------------

CANADA (0.4%)
Cott Corp., Callable 07/01/00, 8.50% due 05/01/07
  (Food, Beverages & Tobacco)....................       250,000         233,125
Express Pipeline LP, Series B, Callable, Sinking
  Fund, (144A), 7.39% due 12/31/19
  (Oil-Production)...............................       249,800         235,436
McKesson Finance of Canada, (144A), 6.55% due
  11/01/02 (Financial Services)..................       750,000         767,145
Rogers Cablesystems Ltd., Callable 12/01/02,
  10.00% due 12/01/07 (Telecommunications).......       250,000         281,563

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
CANADA (CONTINUED)
Rogers Cantel, Inc., Callable 10/01/02, 8.30% due
  10/01/07 (Telecommunications)..................  $    250,000   $     249,375
Teekay Shipping Corp., Sinking Fund, 8.32% due
  02/01/08 (Transport & Services)................       500,000         496,875
                                                                  -------------
                                                                      2,263,519
                                                                  -------------

DENMARK (0.4%)
Den Danske Bank, (144A), 7.25% due 06/15/05
  (Banking)......................................     2,500,000       2,686,175
                                                                  -------------

HONG KONG (0.0%)
Bangkok Bank Public Co. Ltd, (144A), 7.25% due
  09/15/05 (Banking).............................        60,000          41,025
Bangkok Bank Public Co. Ltd, (144A), 8.38% due
  01/15/27 (Banking).............................        12,000           6,945
                                                                  -------------
                                                                         47,970
                                                                  -------------

MEXICO (0.2%)
Petroleos Mexicanos, MTN, 7.60% due 06/15/00
  (Oil-Production)...............................     1,300,000       1,290,250
                                                                  -------------

NORWAY (0.4%)
Norsk Hydro ASA, Callable, 6.80% due 01/15/28
  (Multi - Industry).............................     2,500,000       2,465,000
                                                                  -------------

SOUTH KOREA (0.1%)
Korea Development Bank, 6.25% due 05/01/00
  (Banking)......................................       500,000         482,395
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

UNITED KINGDOM (0.2%)
Abbey National First Capital BV, 8.20% due
  10/15/04 (Financial Services)..................  $  1,000,000   $   1,125,200
Orange PLC, Callable 08/01/03, 8.00% due 08/01/08
  (Telephone)....................................       200,000         200,500
                                                                  -------------
                                                                      1,325,700
                                                                  -------------
  TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
   $13,619,738)..................................                    13,981,393
                                                                  -------------

GOVERNMENT OBLIGATIONS (0.3%)
SUPRANATIONAL OBLIGATION (0.3%)
Inter-American Development Bank, 5.38% due
  11/18/08 (COST $1,890,576).....................     1,900,000       1,914,687
                                                                  -------------

SOVEREIGN BONDS (0.0%)
POLAND (0.0%)
Republic of Poland, Bearer, PDI, Callable
  4/27/99, Sinking Fund, 5.00% due 10/27/14(v)
  (COST $212,477)................................       250,000         232,500
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.6%)
FEDERAL HOME LOAN MORTGAGE CORP. (1.0%)
8.50% due 09/01/01...............................         7,989           8,214
8.50% due 07/01/02...............................       366,669         377,043
Gold, 8.00% due 11/01/26.........................     1,559,667       1,612,462
Sequential Payer, Series 2019, Class C, Partially
  Callable, 6.50% due 02/15/19...................     1,250,000       1,255,078
Sequential Payer, Series 1980, Class VB, 7.00%
  due 03/15/11...................................     2,750,000       2,812,315
                                                                  -------------
                                                                      6,065,112
                                                                  -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.6%)
6.50% due 02/01/13...............................         4,802           4,870
6.50% due 03/01/28(t)............................     4,131,789       4,158,770
8.00% due 12/01/26...............................     1,909,758       1,973,448

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
PAC-1, Series 1994-51, Class PH, 6.50% due
  01/25/23.......................................  $  7,400,000   $   7,607,718
Sequential Payer, Series 1998-11, Class Z, 6.00%
  due 03/18/28...................................     1,576,710       1,449,612
TBA, January, 6.00% due 12/01/99.................    11,419,000      11,251,280
TBA, January, 6.50% due 12/01/99.................     7,000,000       7,035,000
                                                                  -------------
                                                                     33,480,698
                                                                  -------------

GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION (2.0%)
7.00% due 01/15/28...............................        76,237          78,013
7.00% due 03/15/28...............................       770,320         788,221
7.00% due 04/15/28...............................       215,178         220,217
7.00% due 06/15/28...............................       215,332         220,375
7.00% due 09/15/28...............................     3,650,897       3,736,328
7.00% due 11/15/28...............................     4,198,069       4,296,472
8.50% due 06/15/27...............................       525,959         556,575
8.50% due 09/15/27...............................     2,226,994       2,355,625
TBA, January, 7.00% due 12/15/99.................        60,000          61,388
                                                                  -------------
                                                                     12,313,214
                                                                  -------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
   $51,105,607)..................................                    51,859,024
                                                                  -------------

U.S. TREASURY OBLIGATIONS (7.2%)
U.S. TREASURY BONDS (2.2%)
6.00% due 02/15/26...............................     4,675,000       5,111,131
6.50% due 11/15/26(t)............................     1,000,000       1,164,860
6.75% due 08/15/26(s)............................     4,276,000       5,124,487
12.00% due 08/15/13(t)...........................     1,060,000       1,618,016
                                                                  -------------
                                                                     13,018,494
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

U.S. TREASURY NOTES (5.0%)
5.38% due 06/30/03(s)............................  $  1,420,000   $   1,460,953
5.63% due 05/15/08...............................       285,000         304,138
5.75% due 08/15/03(s)............................       370,000         386,317
6.13% due 08/15/07...............................     8,140,000       8,906,055
6.25% due 02/28/02(s)............................     8,280,000       8,658,644
6.63% due 03/31/02...............................        70,000          74,016
6.63% due 06/30/01(s)............................     5,555,000       5,814,030
6.88% due 05/15/06(s)............................     2,479,000       2,807,889
7.88% due 11/15/04(s)............................     1,705,000       1,974,561
                                                                  -------------
                                                                     30,386,603
                                                                  -------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST
   $41,829,745)..................................                    43,405,097
                                                                  -------------
  TOTAL FIXED INCOME SECURITIES (COST
   $188,887,971).................................                   192,081,891
                                                                  -------------

SHORT-TERM INVESTMENTS (3.4%)
OTHER INVESTMENT COMPANIES (0.0%)
SSGA Money Market Fund, 4.87% due 01/04/99(y)....           759             759
                                                                  -------------

REPURCHASE AGREEMENT (3.3%)
Goldman Sachs Repurchase Agreement, 4.25% dated
  12/31/98, due 01/04/99, proceeds $19,804,348
  (collateralized by $20,653,000 U.S. Treasury
  Bill, 4.41% due 07/01/99, valued at
  $20,190,972)...................................    19,795,000      19,795,000
                                                                  -------------

TIME DEPOSITS (0.0%)
State Street Bank & Trust Co. London, 2.75% due
  01/04/99.......................................       231,000         231,000
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
U.S. TREASURY OBLIGATIONS (0.1%)
Bills, 4.41% due 02/04/99(y).....................  $    510,000   $     507,722
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $20,534,481)..................................                    20,534,481
                                                                  -------------
TOTAL INVESTMENTS (COST $505,468,069) (100.5%).................
                                                                    606,516,934
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)..................
                                                                     (2,981,140)
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 603,535,794
                                                                  -------------
                                                                  -------------

------------------------------
Note: Based on the cost of investments of $506,044,180 for federal income tax purposes at December 31, 1998, the aggregate gross unrealized appreciation and depreciation was $113,480,726 and $13,007,972, respectively, resulting in net unrealized appreciation of $100,472,754.

+ Non-income producing security.

(f) Fair valued security. Approximately 0.5% of the market value of the securities have been valued at fair value. (See Note 1a.)

(i) Foreign security.

(j) The security is issued by a related party of J.P. Morgan.

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $79,460,450 of the market value has been segregated.

(t) All or a portion of the security has been segregated as collateral for TBA securities and when issued securities.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to maturity.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - American Depositary Receipt

AS - Accelerated Security

CSTR - Collateral Strip Rate

JPY - Japanese Yen

MTN - Medium Term Note

NAS - Non-accelerated security

PAC - Planned Amortization Class

PDI - Past Due Interest

REMIC - Real Estate Mortgage Investment Conduit

SDR - Swedish Depositary Receipt

TAC - Targeted Amortization Class

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

USD - United States Dollar

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                        PORTFOLIO
                                                    -----------------
U.S. Government Agency/Treasury Obligations.......        15.7%
Financial Services................................        12.5%
Banking...........................................         6.4%
Pharmaceuticals...................................         6.0%
Food & Beverages..................................         4.3%
Retail............................................         3.9%
Diversified Manufacturing.........................         3.3%
Telephone.........................................         3.0%
Insurance.........................................         2.6%
Computer Systems..................................         2.5%
Oil-Production....................................         2.4%
Semi-Conductors...................................         2.3%
Broadcasting & Publishing.........................         2.1%
Oil-Services......................................         2.1%
Computer Software.................................         2.0%
Telecommunications Services.......................         1.9%
Computer Peripherals..............................         1.8%
Electric..........................................         1.6%
Chemicals.........................................         1.4%
Telecommunications Equipment......................         1.2%
Transport & Services..............................         1.2%
Entertainment.....................................         1.1%
Automotive........................................         1.0%
Household Products................................         1.0%
Telecommunications................................         0.9%
Health Services...................................         0.9%
Electronics.......................................         0.9%
Metals & Mining...................................         0.8%
Natural Gas.......................................         0.7%
Commercial Services...............................         0.6%
Multi-Industry....................................         0.5%
Pollution.........................................         0.5%
Forest Products & Paper...........................         0.5%
Utilities.........................................         0.5%
Miscellaneous.....................................         6.5%
Short-Term Investments............................         3.4%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $505,468,069 )          $606,516,934
Foreign Currency at Value (Cost $3,355,833 )          3,332,181
Receivable for Investments Sold                      11,840,517
Interest Receivable                                   2,255,622
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    559,620
Dividends Receivable                                    506,013
Foreign Tax Reclaim Receivable                          118,199
Receivable for Expense Reimbursement                     58,667
Variation Margin Receivable                              14,631
Prepaid Trustees' Fees                                    2,172
Prepaid Expenses and Other Assets                         4,345
                                                   ------------
    Total Assets                                    625,208,901
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    20,868,272
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    278,485
Advisory Fee Payable                                    271,884
Custody Fee Payable                                     134,186
Payable to Custodian                                     82,269
Administrative Services Fee Payable                      13,408
Fund Services Fee Payable                                   479
Administration Fee Payable                                  100
Accrued Expenses                                         24,024
                                                   ------------
    Total Liabilities                                21,673,107
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $603,535,794
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $46,652 )                                                   $ 2,591,803
Interest Income (Net of Foreign Withholding Tax
  of $180 )                                                        6,549,488
                                                                 -----------
    Investment Income                                              9,141,291
EXPENSES
Advisory Fee                                       $ 1,554,481
Custodian Fees and Expenses                            275,605
Administrative Services Fee                             79,377
Professional Fees and Expenses                          25,427
Fund Services Fee                                        7,487
Administration Fee                                       4,799
Printing Expenses                                        4,351
Trustees' Fees and Expenses                              3,595
Insurance Expense                                        1,034
Amortization of Organization Expense                        18
                                                   -----------
    Total Expenses                                   1,956,174
Less: Reimbursement of Expenses                       (119,060)
                                                   -----------
NET EXPENSES                                                       1,837,114
                                                                 -----------
NET INVESTMENT INCOME                                              7,304,177
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           14,963,315
  Futures Contracts                                   (625,326)
  Foreign Currency Contracts and Transactions         (253,374)
                                                   -----------
    Net Realized Gain                                             14,084,615
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       14,279,901
  Futures Contracts                                   (100,066)
  Foreign Currency Contracts and Translations         (297,772)
                                                   -----------
    Net Change in Unrealized Appreciation                         13,882,063
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $35,270,855
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   DECEMBER 31, 1998     YEAR ENDED
                                                      (UNAUDITED)      JUNE 30, 1998
                                                   -----------------   --------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      7,304,177    $   13,414,451
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions            14,084,615        22,974,590
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                             13,882,063        38,417,752
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         35,270,855        74,806,793
                                                   -----------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            65,123,800       230,295,407
Withdrawals                                             (55,924,249)      (53,675,147)
                                                   -----------------   --------------
    Net Increase from Investors' Transactions             9,199,551       176,620,260
                                                   -----------------   --------------
    Total Increase in Net Assets                         44,470,406       251,427,053

NET ASSETS
Beginning of Period                                     559,065,388       307,638,335
                                                   -----------------   --------------
End of Period                                      $    603,535,794    $  559,065,388
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                     FOR THE PERIOD
                                                        FOR THE           FOR THE FISCAL YEAR         JULY 8, 1993
                                                   SIX MONTHS ENDED         ENDED JUNE 30,          (COMMENCEMENT OF
                                                   DECEMBER 31, 1998   -------------------------   OPERATIONS) THROUGH
                                                      (UNAUDITED)      1998   1997   1996   1995      JUNE 30, 1994
                                                   -----------------   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                 0.65%(a) 0.65% 0.65%  0.65%  0.65%                0.70%(a)
  Net Investment Income                                        2.58%(a) 3.13% 3.33%  3.35%  3.71%                2.88%(a)
  Expenses without Reimbursement                               0.69%(a) 0.71% 0.80%  0.82%  0.97%                1.18%(a)
Portfolio Turnover                                               54%(b)   82%  100%   144%   136%                 115%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Diversified Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 8, 1993. The portfolio's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Portfolio may invest in international markets. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal repayments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
      behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $5,000 which were deferred and were amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At December 31, 1998, the portfolio had open forward currency contracts as follows:

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
                                                      VALUE       12/31/98     (DEPRECIATION)
                                                   -----------   -----------   --------------
PURCHASE CONTRACTS
Australian Dollar 675,388, expiring 01/22/99.....  $   424,201   $   414,349   $      (9,852)
Belgian Franc 13,720,975, expiring 01/22/99......      403,558       399,955          (3,603)
British Pound 43,526, expiring 01/22/99..........       73,737        72,366          (1,371)
French Franc 29,482,266, expiring 02/12/99.......    5,343,313     5,289,037         (54,276)
German Mark 5,120,457, expiring 01/22/99.........    3,138,690     3,077,640         (61,050)
German Mark 618,834 for GBP 218,461, expiring
 01/25/99........................................      368,224       377,052           8,828
German Mark 8,731,254, expiring 02/12/99.........    5,304,206     5,253,427         (50,779)
Hong Kong Dollar 1,479,238, expiring 01/22/99....      190,648       190,931             283
Japanese Yen 430,031,512, expiring 01/22/99......    3,698,548     3,823,637         125,089
Japanese Yen 111,320,000 for GBP 566,644,
 expiring 01/22/99...............................      949,181       996,889          47,708
Netherlands Guilder 782,212, expiring 01/22/99...      421,496       417,250          (4,246)
Spanish Peseta 22,873,115, expiring 01/22/99.....      161,876       161,609            (267)
Swiss Franc 531,555, expiring 01/22/99...........      398,021       387,926         (10,095)
Swiss Franc 210,797 for FIM 795,843, expiring
 01/22/99........................................      158,121       154,606          (3,515)
Swiss Franc 501,517 for SEK 2,860,000, expiring
 01/22/99........................................      366,805       379,627          12,822

                                                   SETTLEMENT
                                                     VALUE
                                                   ----------
SALES CONTRACTS
Australian Dollar 319,811, expiring 01/22/99.....  $  202,536   $  196,203   $  6,333
British Pound 729,184, expiring 01/22/99.........   1,222,736    1,212,335     10,401
Danish Krone 1,100,000, expiring 01/22/99........     171,142      172,940     (1,798)
French Franc 29,482,266, expiring 02/12/99.......   5,421,328    5,289,037    132,291
German Mark 8,312,219, expiring 01/22/99.........   4,930,000    4,996,041    (66,041)
German Mark 8,731,254, expiring 02/12/99.........   5,349,049    5,253,427     95,622
Hong Kong Dollar 1,700,000, expiring 01/22/99....     218,847      219,426       (579)
Japanese Yen 38,000,000, expiring 01/22/99.......     328,576      337,878     (9,302)
New Zealand Dollar 568,620, expiring 01/22/99....     305,747      300,487      5,260
Swedish Krona 5,041,891, expiring 01/22/99.......     650,633      622,624     28,009
Swiss Franc 2,644,055, expiring 01/22/99.........   2,014,880    1,929,617     85,263
                                                                             --------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                            $281,135
                                                                             --------
                                                                             --------

   f) Futures - A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
      securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At December 31, 1998, the portfolio had open futures contracts as follows:

      SUMMARY OF OPEN CONTRACTS AT DECEMBER 31, 1998

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
Australian All Ordinary Index, expiring March
 1999............................................             30    $      29,518    $     1,287,021
CAC 40 Index, expiring January 1999..............              3            5,185            100,224
DAX Index, expiring March 1999...................              1           21,246            279,267
Financial Times-Stock Exchange 100 - Share Index,
 expiring March 1999.............................              8           10,537            770,768
Hang Seng Index, expiring January 1999...........             12          (30,147)           813,921
U.S. Five Year Note, expiring March 1999.........            216         (138,773)        24,621,023
                                                   --------------   --------------   ----------------
Totals...........................................            270    $    (102,434)   $    27,872,224
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

                                                                     NET UNREALIZED
                                                                     APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS SHORT   (DEPRECIATION)     OF CONTRACTS
                                                   ---------------   --------------   ----------------
Topix Index, expiring March 1999.................               7    $      10,928    $      (679,054)
U.S. Ten Year Note, expiring March 1999..........              28          (16,793)        (3,319,582)
U.S. Thirty Year Bond, expiring March 1999.......              46           96,193          5,974,130
                                                   ---------------   --------------   ----------------
Totals...........................................              81    $      90,328    $     1,975,494
                                                   ---------------   --------------   ----------------
                                                   ---------------   --------------   ----------------

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
      be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and unrealized appreciation, as applicable, as to the income and/or capital gains are earned.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.55% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the six months ended December 31, 1998, such fees amounted to $1,554,481.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended December 31, 1998, the fee for these services amounted to $4,799.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended December 31, 1998, the fee for these services amounted to $79,377.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.65% of the average daily net assets of the fund. This reimbursement arrangement can be terminated at any time at the option of J.P. Morgan. For the six months ended December 31, 1998, J.P. Morgan has agreed to reimburse the portfolio $119,060 for expenses under this agreement.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $7,487 for the six months ended December 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended December 31, 1998 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $265,219,684   $247,010,545
Corporate and Collateralized Obligations.........    43,429,765     48,149,476
                                                   ------------   ------------
                                                   $308,649,449   $295,160,021
                                                   ------------   ------------
                                                   ------------   ------------

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE U.S. EQUITY FUND:

          INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM- FUND: INSTITUTIONAL SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 766-7722.


J.P. MORGAN
INSTITUTIONAL
DIVERSIFIED
FUND



SEMIANNUAL REPORT
DECEMBER 31, 1998



IDIVFR-9812